UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST

 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Paul F. Leone

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2010

Item 1 – Schedule of Investments.

WESTCORE GROWTH FUND AS OF MARCH 31, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	98.28%
Consumer Discretionary		12.78%
Hotels, Restaurants & Leisure		2.75%
Las Vegas Sands Corp.**	81,730	$1,728,589
Royal Caribbean Cruises Ltd.**	43,850	1,446,612
		3,175,201

Internet & Catalog Retail		3.18%
Amazon.Com Inc.**	12,385	1,681,016
priceline.com Inc.**	7,830	1,996,650
		3,677,666

Multiline Retail		3.44%
Nordstrom Inc.	46,190	1,886,862
Target Corp.	39,680	2,087,168
		3,974,030

Specialty Retail		3.41%
Guess? Inc.	30,190	1,418,326
Home Depot Inc.	37,030	1,197,920
Tiffany & Co.	28,040	1,331,620
		3,947,866

Total Consumer Discretionary
(Cost $9,570,330)		14,774,763

Consumer Staples		4.46%
Beverages		2.73%
PepsiCo Inc.	47,762	3,159,934

Food & Staples Retailing		0.94%
Costco Wholesale Corp.	18,120	1,081,945

Personal Products		0.79%
The Estee Lauder Cos. Inc.	14,050	911,423

Total Consumer Staples
(Cost $4,406,234)		5,153,302

Energy		5.07%
Energy Equipment & Services		2.54%
Halliburton Co.	38,042	1,146,205
Schlumberger Ltd.	28,260	1,793,380
		2,939,585

Oil Gas & Consumable Fuels		2.53%
EOG Resources Inc.	5,416	503,363
Occidental Petroleum Corp.	19,387	1,638,977
Southwestern Energy Co.**	19,080	776,938
		2,919,278

Total Energy
(Cost $5,070,961)		5,858,863

Financials		7.09%
Capital Markets		3.90%
Goldman Sachs Group Inc.	11,720	1,999,784
Invesco Ltd.	48,105	1,053,980
T. Rowe Price Group Inc.	26,440	1,452,349
		4,506,113

Commercial Banks		1.36%
Wells Fargo & Co.	50,500	1,571,560

Diversified Financial Services		1.83%
JPMorgan Chase & Co.	47,380	2,120,255

Total Financials
(Cost $5,883,984)		8,197,928

Healthcare		11.96%
Biotechnology		3.72%
Celgene Corp.**	36,410	2,255,964
Gilead Sciences Inc.**	13,620	619,438
United Therapeutics Corp.**	25,680	1,420,874
		4,296,276

Healthcare Equipment & Supplies		2.81%
Baxter International Inc.	34,430	2,003,826
Covidien PLC (Ireland)	24,890	1,251,469
		3,255,295

Healthcare Providers & Services		2.07%
Medco Health Solutions Inc.**	37,040	2,391,302

Pharmaceuticals		3.36%
Abbott Laboratories	30,630	1,613,588
Merck & Co. Inc	29,500	1,101,825
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	18,559	1,170,702
		3,886,115

Total Healthcare
(Cost $11,016,365)		13,828,988

Industrials		13.62%
Aerospace & Defense		4.11%
Precision Castparts Corp.	16,519	2,093,123
United Technologies Corp.	36,207	2,665,197
		4,758,320

Air Freight & Logistics		1.43%
FedEx Corp.	17,660	1,649,444

Electrical Equipment		2.01%
Cooper Industries PLC	32,870	1,575,788
Emerson Electric Co.	14,900	750,066
		2,325,854

Machinery		4.69%
Caterpillar Inc.	19,990	1,256,372
Danaher Corp.	19,191	1,533,553
Illinois Tool Works Inc.	33,740	1,597,926
Parker Hannifin Corp.	15,910	1,030,013
		5,417,864

Road & Rail		1.38%
Union Pacific Corp.	21,710	1,591,343

Total Industrials
(Cost $12,388,435)		15,742,825

Information Technology		36.64%
Communications Equipment		4.23%
Cisco Systems Inc.**	188,022	4,894,213

Computers & Peripherals		11.71%
Apple Inc.**	24,437	5,740,984
EMC Corp.**	129,840	2,342,314
Hewlett-Packard Co.	70,671	3,756,164
NetApp Inc.**	52,050	1,694,748
		13,534,210

Electronic Equipment Instruments & Components		1.14%
Agilent Technologies Inc.**	38,150	1,311,979

Internet Software & Services		5.43%
Equinix Inc.**	13,760	1,339,398
Google Inc. - Class A**	8,706	4,936,389
		6,275,787

IT Services		5.77%
Cognizant Technology Solutions Corp.**	22,870	1,165,913
MasterCard Inc. - Class A	8,750	2,222,500
Visa Inc.	36,047	3,281,358
		6,669,771

Semiconductors & Semiconductor Equipment		2.85%
Broadcom Corp.	55,011	1,825,265
Marvell Technology Group Ltd. (Bermuda)**	72,290	1,473,270
		3,298,535

Software		5.51%
Microsoft Corp.	150,170	4,395,476
Oracle Corp.	76,570	1,967,083
		6,362,559

Total Information Technology
(Cost $27,576,475)		42,347,054

Materials		5.09%
Chemicals		2.73%
The Mosaic Co.	25,320	1,538,696
Praxair Inc.	19,470	1,616,010
		3,154,706

Metals & Mining		2.36%
Allegheny Technologies Inc.	23,540	1,270,925
Freeport-McMoRan Copper & Gold Inc.	17,450	1,457,773
		2,728,698

Total Materials
(Cost $4,546,055)		5,883,404

Telecommunication Services		1.57%
Wireless Telecommunication Services		1.57%
Crown Castle International Corp.**	47,360	1,810,573

Total Telecommunication Services
(Cost $1,514,374)		1,810,573

Total Common Stocks
(Cost $81,973,213)		113,597,700

MONEY MARKET MUTUAL FUNDS	1.79%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.042%)	2,076,496	2,076,496

Total Money Market Mutual Funds
(Cost $2,076,496)		2,076,496

Total Investments
(Cost $84,049,709)	100.07%	115,674,196

Liabilities in Excess of Other Assets	(0.07%)	(86,214)

Net Assets	100.00%	$115,587,982

Westcore Growth Fund
Country Breakdown as of March 31, 2010 (Unaudited)
Country	Market Value	%
United States	$111,778,755	96.70%
Bermuda	1,473,270	1.28%
Ireland	1,251,469	1.08%
Israel	1,170,702	1.01%
Total Investments	115,674,196	100.07%
Liabilities in Excess of Other Assets	(86,214)	(0.07%)
Net Assets	$115,587,982	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**   Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MIDCO GROWTH FUND AS OF MARCH 31, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	97.61%
Consumer Discretionary		19.04%
Auto Components		1.09%
Cooper Tire & Rubber Co.	73,400	$1,396,068

Hotels, Restaurants & Leisure		2.89%
Bally Technologies Inc.**	51,000	2,067,540
Darden Restaurants Inc.	36,400	1,621,256
		3,688,796

Internet & Catalog Retail		3.43%
NetFlix Inc.**	28,500	2,101,590
priceline.com Inc.**	8,900	2,269,500
		4,371,090

Media		0.99%
DreamWorks Animation SKG Inc. - Class A**	31,900	1,256,541

Specialty Retail		6.26%
American Eagle Outfitters Inc.	80,100	1,483,452
Ross Stores Inc.	40,200	2,149,494
Signet Jewelers Ltd. (Bermuda)**	56,000	1,811,040
TJX Companies Inc.	59,900	2,546,948
		7,990,934

Textiles, Apparel & Luxury Goods		4.38%
Phillips-Van Heusen Corp.	30,900	1,772,424
Polo Ralph Lauren Corp.	18,100	1,539,224
The Warnaco Group Inc.**	47,600	2,270,996
		5,582,644

Total Consumer Discretionary
(Cost $16,978,120)		24,286,073

Consumer Staples		2.72%
Food & Staples Retailing		1.21%
BJ's Wholesale Club Inc.**	41,900	1,549,881

Personal Products		1.51%
Herbalife Ltd. (Cayman Islands)	41,700	1,923,204

Total Consumer Staples
(Cost $2,836,045)		3,473,085

Energy		5.44%
Energy Equipment & Services		1.60%
Cameron International Corp.**	47,800	2,048,708

Oil Gas & Consumable Fuels		3.84%
Bill Barrett Corp.**	42,400	1,302,104
Cabot Oil & Gas Corp.	58,400	2,149,120
Consol Energy Inc.	33,900	1,446,174
		4,897,398

Total Energy
(Cost $6,184,948)		6,946,106

Financials		8.87%
Capital Markets		5.18%
Janus Capital Group Inc.	125,500	1,793,395
T. Rowe Price Group Inc.	51,100	2,806,923
Waddell & Reed Financial Inc.	55,600	2,003,824
		6,604,142

Commercial Banks		1.45%
Comerica Inc.	48,700	1,852,548

Thrifts & Mortgage Finance		2.24%
Hudson City Bancorp Inc.	111,800	1,583,088
Washington Federal Inc.	62,900	1,278,128
		2,861,216

Total Financials
(Cost $8,740,613)		11,317,906

Healthcare		11.40%
Healthcare Equipment & Supplies		1.64%
Immucor Inc.**	93,500	2,093,465

Healthcare Providers & Services		4.84%
Community Health Systems Inc.**	53,000	1,957,290
DaVita Inc.**	24,050	1,524,770
Lincare Holdings Inc.**	60,000	2,692,800
		6,174,860

Life Sciences Tools & Services		1.95%
Waters Corp.**	36,900	2,492,226

Pharmaceuticals		2.97%
King Pharmaceuticals Inc.**	153,200	1,801,632
Shire Pharmaceuticals - ADR (Ireland)	30,100	1,985,396
		3,787,028

Total Healthcare
(Cost $11,082,343)		14,547,579

Industrials		18.78%
Aerospace & Defense		1.92%
Goodrich Corp.	34,800	2,454,096

Air Freight & Logistics		0.94%
UTi Worldwide Inc. (Virgin Islands)	77,900	1,193,428

Building Products		1.45%
Lennox International Inc.	41,800	1,852,576

Electrical Equipment		3.32%
Cooper Industries PLC	54,200	2,598,348
Rockwell Automation Inc.	29,100	1,640,076
		4,238,424

Machinery		6.24%
Lincoln Electric Holdings Inc.	23,700	1,287,621
Parker Hannifin Corp.	30,500	1,974,570
Pentair Inc.	52,700	1,877,174
SPX Corp.	20,900	1,386,088
WABCO Holdings Inc.**	47,800	1,430,176
		7,955,629

Professional Services		1.92%
Robert Half International Inc.	80,700	2,455,701

Road & Rail		1.36%
Knight Transportation Inc.	82,100	1,731,489

Trading Companies & Distributors		1.63%
WESCO International Inc.**	59,800	2,075,658

Total Industrials
(Cost $17,965,478)		23,957,001

Information Technology		24.40%
Computers & Peripherals		3.50%
NetApp Inc.**	58,800	1,914,528
QLogic Corp.**	67,800	1,376,340
Teradata Corp.**	40,600	1,172,934
		4,463,802

Electronic Equipment Instruments & Components		1.77%
Dolby Laboratories Inc. - Class A**	38,600	2,264,662

Internet Software & Services		3.36%
Akamai Technologies Inc.**	69,300	2,176,713
VeriSign Inc.**	81,500	2,119,815
		4,296,528

Office Electronics		1.03%
Zebra Technologies Corp. - Class A**	44,300	1,311,280

Semiconductors & Semiconductor Equipment		6.07%
Analog Devices Inc.	66,500	1,916,530
Novellus Systems Inc.**	50,700	1,267,500
Silicon Laboratories Inc.**	52,500	2,502,675
Xilinx Inc.	80,600	2,055,300
		7,742,005

Software		8.67%
Check Point Software Technologies Ltd.(Israel)**	44,300	1,553,158
Citrix Systems Inc.**	40,300	1,913,041
NICE Systems Ltd. (Israel)**	54,500	1,730,375
Red Hat Inc.**	62,500	1,829,375
Rovi Corp.**	59,900	2,224,087
Sybase Inc.**	38,800	1,808,856
		11,058,892

Total Information Technology
(Cost $24,808,822)		31,137,169

Materials		5.70%
Chemicals		4.15%
Celanese Corp. - Series A	60,800	1,936,480
FMC Corp.	36,900	2,233,926
Rockwood Holdings Inc.**	42,200	1,123,364
		5,293,770

Metals & Mining		1.55%
Compass Minerals International Inc.	24,700	1,981,681

Total Materials
(Cost $4,848,602)		7,275,451

Telecommunication Services		1.26%
Diversified Telecommunication Services		1.26%
tw telecom Inc. - Class A**	88,300	1,602,645

Total Telecommunication Services
(Cost $875,714)		1,602,645

Total Common Stocks
(Cost $94,320,685)		124,543,015

MONEY MARKET MUTUAL FUNDS	2.61%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.042%)	3,326,637	3,326,637

Total Money Market Mutual Funds
(Cost $3,326,637)		3,326,637

Total Investments
(Cost $97,647,322)	100.22%	127,869,652

Liabilities in Excess of Other Assets	(0.22%)	(282,392)

Net Assets	100.00%	$127,587,260

Westcore MIDCO Growth Fund
Country Breakdown as of March 31, 2010 (Unaudited)
Country	Market Value	%
United States	$117,673,051	92.23%
Israel	3,283,533	2.57%
Ireland	1,985,396	1.55%
Cayman Islands	1,923,204	1.51%
Bermuda	1,811,040	1.42%
Virgin Islands	1,193,428	0.94%
Total Investments	127,869,652	100.22%
Liabilities in Excess of Other Assets	(282,392)	(0.22%)
Net Assets	$127,587,260	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**  Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SELECT FUND AS OF MARCH 31, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	98.11%
Consumer Discretionary		16.99%
Hotels Restaurants & Leisure		3.87%
Bally Technologies Inc.**	88,500	$3,587,790

Specialty Retail		8.99%
JOS A. Bank Clothiers Inc.**	77,600	4,240,840
Ross Stores Inc.	76,769	4,104,838
		8,345,678

Textiles Apparel & Luxury Goods		4.13%
The Warnaco Group Inc.**	80,400	3,835,884

Total Consumer Discretionary
(Cost $13,180,179)		15,769,352

Energy		3.33%
Oil Gas & Consumable Fuels		3.33%
Cabot Oil & Gas Corp.	84,000	3,091,200

Total Energy
(Cost $3,416,686)		3,091,200

Financials		11.32%
Capital Markets		4.22%
T. Rowe Price Group Inc.	71,300	3,916,509

Commercial Banks		7.10%
Bank of the Ozarks Inc.	98,500	3,466,215
Comerica Inc.	82,200	3,126,888
		6,593,103

Total Financials
(Cost $9,673,444)		10,509,612

Healthcare		16.29%
Healthcare Equipment & Supplies		4.01%
Immucor Inc.**	166,100	3,718,979

Healthcare Providers & Services		4.19%
Lincare Holdings Inc.**	86,700	3,891,096

Life Sciences Tools & Services		4.26%
Waters Corp.**	58,600	3,957,844

Pharmaceuticals		3.83%
King Pharmaceuticals Inc.**	302,500	3,557,400

Total Healthcare
(Cost $13,955,731)		15,125,319

Industrials		21.41%
Aerospace & Defense		4.57%
Goodrich Corp.	60,149	4,241,708

Electrical Equipment		4.61%
Cooper Industries PLC	89,300	4,281,042

Machinery		3.75%
Parker Hannifin Corp.	53,800	3,483,012

Professional Services		4.06%
Robert Half International Inc.	123,700	3,764,191

Trading Companies & Distributors		4.42%
WESCO International Inc.**	118,300	4,106,193

Total Industrials
(Cost $16,452,702)		19,876,146

Information Technology		28.77%
Communications Equipment		4.38%
Adtran Inc.	154,400	4,068,440

Computers & Peripherals		3.65%
NetApp Inc.**	104,100	3,389,496

Electronic Equipment Instruments & Components		4.56%
Dolby Laboratories Inc. - Class A**	72,200	4,235,974

Internet Software & Services		4.13%
Akamai Technologies Inc.**	121,900	3,828,879

Semiconductors & Semiconductor Equipment		8.04%
Analog Devices Inc.	123,070	3,546,877
Silicon Laboratories Inc.**	82,200	3,918,474
		7,465,351

Software		4.01%
Rovi Corp.**	100,200	3,720,426

Total Information Technology
(Cost $23,990,913)		26,708,566

Total Common Stocks
(Cost $80,669,655)		91,080,195

MONEY MARKET MUTUAL FUNDS	2.61%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.042%)	2,422,306	2,422,306

Total Money Market Mutual Funds
(Cost $2,422,306)		2,422,306

Total Investments
(Cost $83,091,961)	100.72%	93,502,501

Liabilities in Excess of Other Assets	(0.72%)	(667,108)

Net Assets	100.00%	$92,835,393

Westcore Select Fund
Country Breakdown as of March 31, 2010 (Unaudited)
Country	Market Value	%
United States	$93,502,501	100.72%
Total Investments	93,502,501	100.72%
Liabilities in Excess of Other Assets	(667,108)	(0.72%)
Net Assets	$92,835,393	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**   Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE BLUE CHIP FUND AS OF MARCH 31, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	97.88%
Basic Materials		6.13%
Forestry & Paper		4.54%
Ball Corp.	13,150	$701,947
International Paper Co.	43,550	1,071,766
		1,773,713

Specialty Chemicals		1.59%
The Mosaic Co.	10,250	622,892

Total Basic Materials
(Cost $1,774,845)		2,396,605

Capital Goods		4.74%
Aerospace & Defense		2.78%
General Dynamics Corp.	6,900	532,680
Raytheon Co.	9,700	554,064
		1,086,744

Industrial Products		1.96%
ITT Corp.	14,300	766,623

Total Capital Goods
(Cost $1,221,776)		1,853,367

Commercial Services		4.21%
Business Products & Services		1.74%
Quanta Services Inc. **	35,500	680,180

IT Services		1.35%
Computer Sciences Corp.**	9,700	528,553

Transaction Processing		1.12%
The Western Union Co.	25,700	435,872

Total Commercial Services
(Cost $1,883,386)		1,644,605

Communications		7.37%
Networking		3.02%
Cisco Systems Inc.**	45,300	1,179,159

Telecomm Equipment & Solutions		4.35%
Nokia Corp. - ADR (Finland)	40,600	630,924
QUALCOMM Inc.	25,500	1,070,745
		1,701,669

Total Communications
(Cost $2,687,584)		2,880,828

Consumer Cyclical		11.84%
Apparel & Footwear Manufacturing		1.83%
Nike Inc. - Class B	9,750	716,625

Department Stores		2.34%
Macy's Inc.	42,000	914,340

Other Consumer Services		2.25%
Expedia Inc.	35,250	879,840

Publishing & Media		1.57%
Walt Disney Co.	17,600	614,416

Restaurants		1.05%
Darden Restaurants Inc.	9,200	409,768

Specialty Retail		2.80%
Best Buy Co. Inc.	25,700	1,093,278

Total Consumer Cyclical
(Cost $3,742,979)		4,628,267

Consumer Staples		6.66%
Consumer Products		2.49%
Colgate-Palmolive Co.	11,400	$971,964

Food & Agricultural Products		4.17%
Campbell Soup Co.	21,300	752,955
Unilever N.V. (Netherlands)	29,100	877,656
		1,630,611

Total Consumer Staples
(Cost $2,278,254)		2,602,575

Energy		9.87%
Exploration & Production		3.14%
Occidental Petroleum Corp.	14,500	1,225,830

Integrated Oils		3.78%
Exxon Mobil Corp.	8,000	535,840
Marathon Oil Corp.	29,800	942,872
		1,478,712

Oil Services		2.95%
Transocean Ltd. (Switzerland)**	13,342	1,152,482

Total Energy
(Cost $2,089,071)		3,857,024

Interest Rate Sensitive		14.05%
Money Center Banks		4.84%
Bank of America Corp.	60,950	1,087,957
JPMorgan Chase & Co.	18,000	805,500
		1,893,457

Property Casualty Insurance		2.78%
ACE Ltd. (Switzerland)	12,100	632,830
Travelers Cos. Inc.	8,450	455,793
		1,088,623

Regional Banks		2.82%
Comerica Inc.	10,100	384,204
SunTrust Banks Inc.	26,800	717,972
		1,102,176

Securities & Asset Management		3.61%
The Bank of New York Mellon Corp.	22,800	704,064
Invesco Ltd.	32,200	705,502
		1,409,566

Total Interest Rate Sensitive
(Cost $4,635,859)		5,493,822

Medical & Healthcare		11.33%
Medical Technology		2.32%
Zimmer Holdings Inc.**	15,350	908,720

Pharmaceuticals		9.01%
Abbott Laboratories	16,650	877,122
Amgen Inc.**	17,100	1,021,896
Forest Laboratories Inc.**	25,150	788,704
Pfizer Inc.	48,594	833,387
		3,521,109

Total Medical & Healthcare
(Cost $4,032,040)		4,429,829

Technology		15.12%
Computer Software		5.71%
Microsoft Corp.	42,900	1,255,683
Symantec Corp.**	57,800	977,976
		2,233,659

PC's & Servers		6.01%
Dell Inc.**	68,400	1,026,684
International Business Machines Corp.	10,300	1,320,975
		2,347,659

Semiconductors		3.40%
Altera Corp.	25,300	$615,043
Intel Corp.	32,000	712,320
		1,327,363

Total Technology
(Cost $5,103,734)		5,908,681

Transportation		3.83%
Railroads		3.83%
Norfolk Southern Corp.	15,650	874,679
Union Pacific Corp.	8,500	623,050
		1,497,729

Total Transportation
(Cost $1,079,016)		1,497,729

Utilities		2.73%
Independent Power		0.96%
PPL Corp.	13,600	376,856

Regulated Electric		1.77%
Edison International	20,200	690,234

Total Utilities
(Cost $1,199,944)		1,067,090

Total Common Stocks
(Cost $31,728,488)		38,260,422

MONEY MARKET MUTUAL FUNDS	2.09%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.042%)	817,553	817,553

Total Money Market Mutual Funds
(Cost $817,553)		817,553

Total Investments
(Cost $32,546,041)	99.97%	39,077,975

Other Assets in Excess of Liabilities	0.03%	10,507

Net Assets	100.00%	$39,088,482

Westcore Blue Chip Fund
Country Breakdown as of March 31, 2010 (Unaudited)
Country	Market Value	%
United States	$35,784,083	91.55%
Switzerland	1,785,312	4.57%
Netherlands	877,656	2.24%
Finland	630,924	1.61%
Total Investments	39,077,975	99.97%
Other Assets in Excess of Liabilities	10,507	0.03%
Net Assets	$39,088,482	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**   Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MID-CAP VALUE FUND AS OF MARCH 31, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	98.82%
Basic Materials		10.33%
Forestry & Paper		4.02%
International Paper Co.	39,800	$979,478
Packaging Corp. of America	45,300	1,114,833
		2,094,311

Other Materials (Rubber & Plastic)		5.04%
Crown Holdings Inc.**	43,150	1,163,324
Owens-Illinois Inc.**	16,900	600,626
Pactiv Corp.**	34,250	862,415
		2,626,365

Steel		1.27%
Harsco Corp.	20,800	664,352

Total Basic Materials
(Cost $3,576,046)		5,385,028

Capital Goods		2.71%
Electrical Equipment		1.53%
General Cable Corp.**	29,500	796,500

Industrial Products		1.18%
ITT Corp.	11,500	616,515

Total Capital Goods
(Cost $2,178,092)		1,413,015

Commercial Services		4.66%
Business Products & Services		3.18%
Quanta Services Inc. **	54,875	1,051,405
Xerox Corp.	62,181	606,265
		1,657,670

Environmental & Pollution Control		1.48%
Waste Connections Inc. **	22,790	773,948

Total Commercial Services
(Cost $2,435,762)		2,431,618

Communications		3.65%
Telecomm Equipment & Solutions		3.65%
Adtran Inc.	29,250	770,738
CommScope Inc.**	40,400	1,132,008
		1,902,746

Total Communications
(Cost $1,778,838)		1,902,746

Consumer Cyclical		13.42%
Clothing & Accessories		3.22%
Abercrombie & Fitch Co. - Class A	19,400	885,416
Polo Ralph Lauren Corp.	9,300	790,872
		1,676,288

Department Stores		2.42%
Macy's Inc.	58,000	1,262,660

Motor Vehicle Parts		2.85%
Autoliv Inc. (Sweden)	28,800	1,484,064

Restaurants		1.05%
Darden Restaurants Inc.	12,350	550,069

Specialty Retail		3.88%
Signet Jewelers Ltd. (Bermuda)**	28,300	915,222
Tiffany & Co.	23,260	1,104,617
		2,019,839

Total Consumer Cyclical
(Cost $5,472,631)		6,992,920

Consumer Staples		5.55%
Food & Agricultural Products		5.55%
Dean Foods Co.**	46,800	734,292
The J.M. Smucker Co.	14,600	879,796
Tyson Foods Inc. - Class A	66,750	1,278,263
		2,892,351

Total Consumer Staples
(Cost $2,613,438)		2,892,351

Energy		7.22%
Exploration & Production		4.18%
Forest Oil Corp.**	31,700	818,494
Range Resources Corp.	13,250	621,028
St. Mary Land & Exploration Co.	21,300	741,453
		2,180,975

Oil Services		1.42%
Tidewater Inc.	15,600	737,412

Refining & Marketing		1.62%
Holly Corp.	30,200	842,882

Total Energy
(Cost $3,470,130)		3,761,269

Interest Rate Sensitive		18.54%
Life & Health Insurance		4.59%
Reinsurance Group of America Inc.	28,141	1,477,965
Unum Group	36,800	911,536
		2,389,501

Property Casualty Insurance		3.71%
Axis Capital Holdings Ltd. (Bermuda)	24,800	775,248
PartnerRe Ltd. (Bermuda)	14,540	1,159,129
		1,934,377

Regional Banks		5.10%
Comerica Inc.	30,500	1,160,220
SunTrust Banks Inc.	37,700	1,009,983
Zions Bancorporation	22,400	488,768
		2,658,971

Securities & Asset Management		3.33%
Affiliated Managers Group Inc.**	9,850	778,150
Invesco Ltd.	43,800	959,658
		1,737,808

Thrifts		1.81%
Annaly Capital Management Inc.	54,800	941,464

Total Interest Rate Sensitive
(Cost $7,811,310)		9,662,121

Medical & Healthcare		8.09%
Healthcare Services		2.90%
Lincare Holdings Inc.**	12,200	547,536
Omnicare Inc.	34,100	964,689
		1,512,225

Medical Technology		1.55%
Life Technologies Corp.**	15,430	806,526

Pharmaceuticals		3.64%
Cephalon Inc. **	13,300	901,474
Forest Laboratories Inc.**	31,700	994,112
		1,895,586

Total Medical & Healthcare
(Cost $3,409,091)		4,214,337

Real Estate Investment Trusts (REITs)		3.67%
Healthcare		1.06%
Senior Housing Properties Trust	25,000	553,750

Hotels		0.66%
Host Hotels & Resorts Inc.	23,519	344,553

Multi-Family Housing		0.70%
Camden Property Trust	8,800	366,344

Office Properties		1.25%
Alexandria Real Estate Equities Inc.	9,600	648,960

Total Real Estate Investment Trusts (REITs)
(Cost $2,090,035)		1,913,607

Technology		8.76%
Computer Software		3.40%
Symantec Corp.**	52,500	888,300
Synopsys Inc.**	39,600	885,852
		1,774,152

Electronic Equipment		0.76%
Belden Inc.	14,400	395,424

Semiconductors		3.11%
Altera Corp.	44,680	1,086,171
Integrated Device Technology Inc.**	86,900	532,697
		1,618,868

Technology Resellers & Distributors		1.49%
Ingram Micro Inc. - Class A**	44,150	774,832

Total Technology
(Cost $4,640,066)		4,563,276

Transportation		0.99%
Trucking, Shipping & Air Freight		0.99%
Diana Shipping Inc. (Greece)**	34,300	518,616

Total Transportation
(Cost $774,760)		518,616

Utilities		11.23%
Gas Utilities		2.05%
UGI Corp.	40,355	1,071,022

Independent Power		2.45%
NRG Energy Inc.**	32,900	687,610
PPL Corp.	21,230	588,283
		1,275,893

Integrated Gas & Electric		2.99%
CenterPoint Energy Inc.	71,935	1,032,987
NiSource Inc.	33,100	522,980
		1,555,967

Regulated Electric		3.74%
Edison International	27,600	943,092
Westar Energy Inc.	45,200	1,007,960
		1,951,052

Total Utilities
(Cost $6,095,771)		5,853,934

Total Common Stocks
(Cost $46,345,970)		51,504,838

MONEY MARKET MUTUAL FUNDS	0.98%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.042%)	511,934	511,934

Total Money Market Mutual Funds
(Cost $511,934)		511,934

Total Investments
(Cost $46,857,904)	99.80%	52,016,772

Other Assets in Excess of Liabilities	0.20%	103,105

Net Assets	100.00%	$52,119,877

Westcore Mid-Cap Value Fund
Country Breakdown as of March 31, 2010 (Unaudited)
Country	Market Value	%
United States	$47,164,493	90.49%
Bermuda	2,849,599	5.47%
Sweden	1,484,064	2.85%
Greece	518,616	0.99%
Total Investments	52,016,772	99.80%
Other Assets in Excess of Liabilities	103,105	0.20%
Net Assets	$52,119,877	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**   Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP OPPORTUNITY FUND AS OF MARCH 31, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	96.18%
Basic Materials		5.97%
Forestry & Paper		2.67%
KapStone Paper and Packaging Corp.**	40,200	$477,174
Rock-Tenn Co. - Class A	13,000	592,410
		1,069,584

Precious Metals		1.35%
Thompson Creek Metals Co. Inc. (Canada)**	39,800	538,494

Specialty Chemicals		0.91%
OM Group Inc.**	10,800	365,904

Steel		1.04%
Schnitzer Steel Industries Inc.	7,950	417,613

Total Basic Materials
(Cost $2,161,408)		2,391,595

Capital Goods		6.71%
Electrical Equipment		0.94%
General Cable Corp.**	13,895	375,165

Engineering & Construction		1.94%
EMCOR Group Inc.**	31,570	777,569

Industrial Products		2.47%
EnPro Industries Inc.**	34,100	991,628

Machinery		1.36%
Columbus McKinnon Corp.**	34,470	547,039

Total Capital Goods
(Cost $2,532,463)		2,691,401

Commercial Services		4.86%
Business Products & Services		0.89%
CRA International Inc.**	15,500	355,260

Distributors & Wholesalers		1.77%
Central Garden & Pet Co. - Class A**	77,700	711,732

Environmental & Pollution Control		2.20%
Waste Connections Inc. **	26,010	883,300

Total Commercial Services
(Cost $1,957,057)		1,950,292

Communications		4.26%
Telecomm Equipment & Solutions		4.26%
CommScope Inc.**	20,740	581,135
Novatel Wireless Inc.**	32,855	221,114
Syniverse Holdings Inc.**	46,600	907,302
		1,709,551

Total Communications
(Cost $1,602,702)		1,709,551

Consumer Cyclical		15.18%
Apparel & Footwear Manufacturers		1.36%
Wolverine World Wide Inc.	18,660	544,126

Clothing & Accessories		7.15%
The Cato Corp. - Class A	28,000	600,320
The Children's Place Retail Stores Inc.**	19,500	868,725

The Finish Line Inc. - Class A	39,400	643,008
Kenneth Cole Productions Inc. - Class A**	26,700	342,027
Steven Madden Ltd.**	8,450	412,360
		2,866,440

Motor Vehicle Parts		1.37%
Autoliv Inc. (Sweden)	10,700	551,371

Motor Vehicles		2.18%
Group 1 Automotive Inc.**	27,400	872,964

Recreation & Leisure		2.13%
Steiner Leisure Ltd.(Bahamas)**	19,300	855,376

Restaurants		0.99%
CEC Entertainment Inc.**	10,400	396,240

Total Consumer Cyclical
(Cost $4,211,903)		6,086,517

Consumer Staples		4.37%
Consumer Products		1.75%
Elizabeth Arden Inc.**	38,910	700,380

Food & Agricultural Products		1.35%
Calavo Growers Inc.	29,620	540,269

Grocery & Convenience		1.27%
Casey's General Stores Inc.	16,220	509,308

Total Consumer Staples
(Cost $1,512,114)		1,749,957

Energy		6.47%
Exploration & Production		0.83%
Carrizo Oil & Gas Inc.**	14,425	331,054

Oil Services		5.64%
Cal Dive International Inc.**	143,200	1,049,656
Oil States International Inc.**	14,260	646,548
T-3 Energy Services Inc.**	23,040	565,863
		2,262,067

Total Energy
(Cost $2,517,612)		2,593,121

Interest Rate Sensitive		14.02%
Other Banks		4.62%
Boston Private Financial Holdings Inc.	71,150	524,376
First Midwest Bancorp Inc.	48,900	662,595
PacWest Bancorp	29,210	666,572
		1,853,543

Property Casualty Insurance		3.78%
AMERISAFE Inc.**	26,100	427,257
The Hanover Insurance Group Inc.	10,600	462,266
Max Capital Group Ltd. (Bermuda)	27,210	625,558
		1,515,081

Securities & Asset Management		2.65%
Investment Technology Group Inc.**	22,200	370,518
Piper Jaffray Cos. **	17,185	692,555
		1,063,073

Specialty Finance		1.66%
First Cash Financial Services Inc.**	30,760	663,493

Thrifts		1.31%
Anworth Mortgage Asset Corp.	78,200	527,068

Total Interest Rate Sensitive
(Cost $5,006,517)		5,622,258

Medical & Healthcare		10.51%
Healthcare Services		5.63%
Centene Corp.**	29,450	707,978
Kendle International Inc.**	12,800	223,744
LifePoint Hospitals Inc.**	19,300	709,854
Lincare Holdings Inc.**	13,700	614,856
		2,256,432

Medical Products & Supplies		3.33%
Orthofix International N.V. (Netherlands)**	20,650	751,247
STERIS Corp.	17,320	582,991
		1,334,238

Medical Technology		1.55%
ZOLL Medical Corp.**	23,600	622,096

Total Medical & Healthcare
(Cost $3,419,133)		4,212,766

Real Estate Investment Trusts (REITs)		6.12%
Healthcare		1.55%
Cogdell Spencer Inc.	83,900	620,860

Industrial Properties		0.92%
DCT Industrial Trust Inc.	70,500	368,715

Multi-Family		1.05%
Associated Estates Realty Corp.	30,700	423,353

Office		1.23%
BioMed Realty Trust Inc.	29,900	494,546

Office Industrial		1.37%
PS Business Parks Inc.	10,265	548,151

Total Real Estate Investment Trusts (REITs)
(Cost $2,161,422)		2,455,625

Technology		10.90%
Computer Software		2.84%
Manhattan Associates Inc.**	9,100	231,868
Parametric Technology Corp.**	23,900	431,395
Sybase Inc.**	10,150	473,193
		1,136,456

Electronic Equipment		3.51%
Belden Inc.	31,650	869,109
Rofin-Sinar Technologies Inc.**	23,750	537,225
		1,406,334

Semiconductor Capital Equipment		3.76%
Advanced Energy Industries Inc.**	45,540	754,142
Veeco Instruments Inc.**	17,360	755,160
		1,509,302

Semiconductors		0.79%
Integrated Device Technology Inc.**	51,900	318,147

Total Technology
(Cost $3,448,348)		4,370,239

Transportation		2.92%
Trucking, Shipping & Air Freight		2.92%
Marten Transport Ltd.**	30,500	601,155
Tsakos Energy Navigation Ltd. (Greece)	18,600	274,164
Ultrapetrol Bahamas Ltd. (Bahamas)**	53,570	294,099
		1,169,418

Total Transportation
(Cost $1,551,881)		$1,169,418

Utilities		3.89%
Gas Utilities		2.55%
South Jersey Industries Inc.	24,320	1,021,197

Regulated Electric		1.34%
Westar Energy Inc.	24,130	538,099

Total Utilities
(Cost $1,350,905)		1,559,296

Total Common Stocks
(Cost $33,433,465)		38,562,036

MONEY MARKET MUTUAL FUNDS	3.72%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.042%)	1,492,656	1,492,656

Total Money Market Mutual Funds
(Cost $1,492,656)		1,492,656

Total Investments
(Cost $34,926,121)	99.90%	40,054,692

Other Assets in Excess of Liabilities	0.10%	39,169

Net Assets	100.00%	$40,093,861

Westcore Small-Cap Opportunity Fund
Country Breakdown as of March 31, 2010 (Unaudited)
Country	Market Value	%
United States	$36,164,383	90.20%
Bahamas	1,149,475	2.87%
Netherlands	751,247	1.87%
Bermuda	625,558	1.56%
Sweden	551,371	1.37%
Canada	538,494	1.35%
Greece	274,164	0.68%
Total Investments	40,054,692	99.90%
Other Assets in Excess of Liabilities	39,169	0.10%
Net Assets	$40,093,861	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**   Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE FUND AS OF MARCH 31, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	96.87%
Basic Materials		8.91%
Chemicals		1.07%
Innophos Holdings Inc.	108,800	$3,035,520

Forestry & Paper		3.16%
Albany International Corp. - Class A	114,970	2,475,304
Temple-Inland Inc.	317,100	6,478,353
		8,953,657

Specialty Chemicals		1.57%
Cabot Corp.	146,100	4,441,440

Steel		3.11%
Schnitzer Steel Industries Inc.	78,800	4,139,364
Worthington Industries Inc.	269,800	4,664,842
		8,804,206

Total Basic Materials
(Cost $19,725,984)		25,234,823

Capital Goods		5.07%
Aerospace & Defense Suppliers		2.82%
Triumph Group Inc.	114,000	7,990,260

Electrical Equipment		0.49%
Franklin Electric Co. Inc	46,245	1,386,887

Engineering & Construction		1.00%
Chicago Bridge & Iron Co. N.V. (Netherlands)**	121,900	2,835,394

Industrial Products		0.76%
Lincoln Electric Holdings Inc.	39,730	2,158,531

Total Capital Goods
(Cost $9,098,554)		14,371,072

Commercial Services		4.10%
Business Products & Services		4.10%
Brink's Co.	152,300	4,299,429
CDI Corp.	215,735	3,162,675
Ennis Inc.	254,310	4,137,624
		11,599,728

Total Commercial Services
(Cost $12,471,808)		11,599,728

Communications		2.90%
Telecomm Equipment & Solutions		2.90%
Adtran Inc.	311,150	8,198,803

Total Communications
(Cost $6,489,407)		8,198,803

Consumer Cyclical		14.87%
Clothing & Accessories		7.71%
Columbia Sportswear Co.	93,200	4,895,796
The Finish Line Inc. - Class A	376,100	6,137,952
Foot Locker Inc.	382,300	5,749,792
Stage Stores Inc.	328,860	5,061,155
		21,844,695

Consumer Durables		2.11%
Knoll Inc.	163,850	1,843,313
Toro Co.	84,200	4,140,114
		5,983,427

Hard Goods Retail		1.13%
Aaron's Inc.	95,710	3,190,971

Other Consumer Services		1.80%
Regis Corp.	273,200	5,103,376

Restaurants		2.12%
Bob Evans Farms Inc.	193,955	5,995,149

Total Consumer Cyclical
(Cost $30,781,664)		42,117,618

Consumer Staples		6.05%
Food & Agriculture Products		1.52%
Lancaster Colony Corp.	72,740	4,288,750

Grocery & Convenience		1.74%
Casey's General Stores Inc.	156,965	4,928,701

Home Products		2.79%
Tupperware Brands Corp.	163,850	7,900,847

Total Consumer Staples
(Cost $11,573,627)		17,118,298

Energy		5.50%
Alternative Energy		0.68%
EnergySolutions Inc.	298,400	1,918,712

Exploration & Production		2.19%
St. Mary Land & Exploration Co.	178,700	6,220,547

Oil Services		1.11%
Tidewater Inc.	66,500	3,143,455

Refining & Marketing		1.52%
Holly Corp.	154,200	4,303,722

Total Energy
(Cost $16,540,973)		15,586,436

Interest Rate Sensitive		23.04%
Life & Health Insurance		3.49%
American Equity Investment Life Holding Co.	524,650	5,587,523
StanCorp Financial Group Inc.	90,100	4,291,463
		9,878,986

Other Banks		9.35%
Bank of the Ozarks Inc.	43,600	1,534,284
Community Bank System Inc.	204,200	4,651,676
CVB Financial Corp.	149,200	1,481,556
Independent Bank Corp.	49,500	1,220,670
PacWest Bancorp	189,555	4,325,645
Westamerica Bancorp	70,920	4,088,538
Whitney Holding Corp.	292,100	4,028,059
Wintrust Financial Corp.	138,000	5,134,980
		26,465,408

Property Casualty Insurance		4.34%
Infinity Property & Casualty Corp.	26,700	1,213,248
Max Capital Group Ltd. (Bermuda)	193,665	4,452,358
Platinum Underwriters Holdings Ltd. (Bermuda)	119,275	4,422,717
Safety Insurance Group Inc.	58,500	2,203,695
		12,292,018

Securities & Asset Management		0.63%
SWS Group Inc.	155,450	1,792,339

Specialty Finance		2.22%
Cash America International Inc.	159,160	6,283,637

Thrifts & Mortgage REITs		3.01%
Astoria Financial Corp.	301,600	4,373,200
MFA Financial Inc.	563,240	4,145,446
		8,518,646

Total Interest Rate Sensitive
(Cost $51,204,214)		65,231,034

Medical & Healthcare		7.72%
Healthcare Services		2.48%
Owens & Minor Inc.	151,110	7,009,993

Medical Products & Supplies		4.14%
Cooper Companies Inc.	108,750	4,228,200
Meridian Bioscience Inc.	173,475	3,533,686
STERIS Corp.	118,050	3,973,563
		11,735,449

Pharmaceuticals		1.10%
Biovail Corp. (Canada)	185,900	3,117,543

Total Medical & Healthcare
(Cost $18,310,878)		21,862,985

Real Estate Investment Trusts (REITs)		6.33%
Apartments		0.94%
American Campus Communities Inc.	96,300	2,663,658

Hotels		0.99%
DiamondRock Hospitality Co.**	277,205	2,802,542

Manufactured Homes		1.07%
Equity Lifestyle Properties Inc.	56,000	3,017,280

Office Properties		3.33%
Brandywine Realty Trust	463,100	5,654,451
Mack-Cali Realty Corp.	73,100	2,576,775
Parkway Properties Inc.	63,870	1,199,479
		9,430,705

Total Real Estate Investment Trusts (REITs)
(Cost $13,893,628)		17,914,185

Technology		6.74%
Computer Software		1.65%
Blackbaud Inc.	185,845	4,681,435

Electronic Equipment		5.09%
Belden Inc.	352,800	9,687,888
CTS Corp.	64,815	610,557
Park Electrochemical Corp.	142,525	4,096,169
		14,394,614

Total Technology
(Cost $17,758,445)		19,076,049

Transportation		0.95%
Trucking, Shipping & Air Freight		0.95%
Arkansas Best Corp.	89,800	2,683,224

Total Transportation
(Cost $2,946,209)		2,683,224

Utilities		4.69%
Gas Utilities		3.67%
Northwest Natural Gas Co.	92,660	4,317,956
South Jersey Industries Inc.	144,575	6,070,704
		10,388,660

Regulated Electric		1.02%
UIL Holdings Corp.	105,300	2,895,750

Total Utilities
(Cost $12,386,129)		$13,284,410

Total Common Stocks
(Cost $223,181,520)		274,278,665

MONEY MARKET MUTUAL FUNDS	4.44%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.042%)	12,583,863	12,583,863

Total Money Market Mutual Funds
(Cost $12,583,863)		12,583,863

Total Investments
(Cost $235,765,383)	101.31%	286,862,528

Liabilities in Excess of Other Assets	(1.31%)	(3,715,814)

Net Assets	100.00%	$283,146,714

Westcore Small-Cap Value Fund
Country Breakdown as of March 31, 2010 (Unaudited)
Country	Market Value	%
United States	$272,034,516	96.08%
Bermuda	8,875,075	3.13%
Canada	3,117,543	1.10%
Netherlands	2,835,394	1.00%
Total Investments	286,862,528	101.31%
Liabilities in Excess of Other Assets	(3,715,814)	(1.31%)
Net Assets	$283,146,714	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**   Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF MARCH 31, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	98.25%
Basic Materials		4.76%
Chemicals		0.82%
Innophos Holdings Inc.	535	$14,927

Forestry & Paper		0.49%
Buckeye Technologies Inc.**	346	4,526
Neenah Paper Inc.	284	4,498
		9,024

Other Materials (Rubber & Plastic)		1.81%
A. Schulman Inc.	253	6,191
AEP Industries Inc.**	570	14,831
ICO Inc.	920	7,434
Innospec Inc.	394	4,476
		32,932

Specialty Chemicals		1.07%
Aceto Corp.	2,065	12,473
Stepan Co.	125	6,986
		19,459

Steel		0.57%
Olympic Steel Inc.	141	4,604
Universal Stainless & Alloy Products Inc.**	245	5,877
		10,481

Total Basic Materials
(Cost $72,674)		86,823

Capital Goods		5.07%
Aerospace & Defense Suppliers		1.73%
AerCap Holdings NV (Netherlands)**	1,261	14,527
Hawk Corp. - Class A**	406	7,917
Herley Industries Inc.**	613	8,986
		31,430

Electrical Equipment		1.22%
AAON Inc.	408	9,229
Houston Wire & Cable Co.	1,121	12,981
		22,210

Industrial Products		1.28%
Dynamic Materials Corp.	672	10,497
K-Tron International Inc.**	86	12,897
		23,394

Transportation Equipment & Parts		0.84%
Miller Industries Inc.	1,236	15,364

Total Capital Goods
(Cost $73,785)		92,398

Commercial Services		7.39%
Business Products & Services		4.88%
Advisory Board Co.**	276	8,694
Barrett Business Services Inc.	861	11,675
Consolidated Graphics Inc. **	184	7,619
Electro Rent Corp.	976	12,815
Ennis Inc.	513	8,346
On Assignment Inc.**	1,313	9,362
Perficient Inc.**	414	4,666
Rewards Network Inc.	597	8,000
S1 Corp.**	1,241	7,322
VSE Corp.	255	10,496
		88,995

Educational Services		0.59%
Universal Technical Institute Inc.**	470	10,725

IT Services		1.58%
iGate Corp.	973	9,467
Infospace Inc.**	889	9,823
Ness Technologies Inc. (Israel)**	1,525	9,623
		28,913

Transaction Processing		0.34%
Cass Information Systems Inc.	197	6,137

Total Commercial Services
(Cost $111,040)		134,770

Communications		6.04%
Networking		1.07%
Acacia Research Corp. - Acacia Technologies**	1,172	12,693
FalconStor Software Inc.**	1,975	6,873
		19,566

Telecomm Equipment & Solutions		3.15%
Anaren Inc.**	434	6,180
Novatel Wireless Inc.**	679	4,570
Oplink Communications Inc.**	745	13,812
RADWARE Ltd. (Israel)**	849	18,746
Symmetricom Inc.**	2,421	14,114
		57,422

Telecomm Service Providers		1.82%
Atlantic Tele-Network Inc.	191	8,582
RCN Corp.**	737	11,114
USA Mobility Inc.	1,072	13,582
		33,278

Total Communications
(Cost $77,708)		110,266

Consumer Cyclical		16.73%
Apparel & Footwear Manufacturing		1.54%
Culp Inc.**	745	8,933
Maidenform Brands Inc.**	657	14,355
Unifi Inc.**	1,317	4,794
		28,082

Consumer Durables		1.41%
Furniture Brands International Inc.**	696	4,475
Knoll Inc.	682	7,672
La-Z-Boy Inc.**	640	8,026
Smith & Wesson Holding Corp.**	1,483	5,606
		25,779

Hard Goods Retail		0.86%
Haverty Furniture Cos. Inc.	954	15,569

Homebuilders & Suppliers		2.36%
Beazer Homes USA Inc.**	1,057	4,799
Brookfield Homes Corp.**	1,139	9,955
Hovnanian Enterprises Inc.**	3,342	14,538
OMNOVA Solutions Inc.**	707	5,550
Standard Pacific Corp.**	1,809	8,176
		43,018

Motor Vehicle Parts		1.21%
ATC Technology Corp.**	545	9,352
Modine Manufacturing Co.**	393	4,417
Standard Motor Products Inc.	841	8,343
		22,112

Motor Vehicles		0.34%
America's Car-Mart Inc.**	259	6,247

Other Consumer Services		2.00%
MoneyGram International Inc.**	2,231	8,500
Pre-Paid Legal Services Inc.**	151	5,716
Shutterfly Inc.**	569	13,707
Stamps.com Inc.**	849	8,575
		36,498

Publishing & Media		0.73%
Belo Corp.	1,085	7,400
E.W. Scripps Co. - Class A**	699	5,906
		13,306

Recreation & Leisure		1.75%
Arctic Cat Inc.**	589	6,390
RC2 Corp.**	311	4,656
Rick's Cabaret International Inc.**	356	4,557
Sport Supply Group Inc.	463	6,223
Sturm Ruger & Co. Inc	845	10,131
		31,957

Restaurants		2.82%
AFC Enterprises Inc.**	1,422	15,258
Biglari Holdings Inc.**	30	11,438
California Pizza Kitchen Inc.**	780	13,097
Luby's Inc.**	1,548	6,099
Ruby Tuesday Inc.**	523	5,528
		51,420

Specialty Retail		1.71%
Franklin Covey Co.**	950	7,543
MarineMax Inc.**	422	4,541
PC Mall Inc.**	1,949	9,862
West Marine Inc.**	855	9,277
		31,223

Total Consumer Cyclical
(Cost $269,628)		305,211

Consumer Staples		3.08%
Consumer Products		0.58%
Medifast Inc.**	425	10,680

Drug Stores		0.41%
PetMed Express Inc.	340	7,538

Food & Agricultural Products		0.99%
Imperial Sugar Co.	346	5,366
MGP Ingredients Inc.**	626	4,808
Reddy Ice Holdings Inc.**	1,693	7,855
		18,029

Grocery & Convenience		0.79%
Great Atlantic & Pacific Tea Co.**	644	4,940
The Pantry Inc.**	756	9,442
		14,382

Tobacco		0.31%
Alliance One International Inc.**	1,098	5,589

Total Consumer Staples
(Cost $59,874)		56,218

Energy		4.61%
Coal		0.56%
Westmoreland Coal Co.**	815	10,285

Exploration & Production		1.87%
Gulfport Energy Corp.**	1,461	16,422
Panhandle Oil and Gas Inc.	285	6,735
Vaalco Energy Inc.	2,228	11,006
		34,163

Oil Services		1.86%
Bolt Technology Corp.**	514	5,813
Dawson Geophysical Co.**	613	17,924
PHI Inc.**	478	10,124
		33,861

Pipelines		0.32%
Crosstex Energy Inc.**	666	5,788

Total Energy
(Cost $69,879)		84,097

Interest Rate Sensitive		18.94%
Life & Health Insurance		0.53%
American Equity Investment Life Holding Co.	905	9,638

Other Banks		7.93%
Boston Private Financial Holdings Inc.	644	4,746
Eagle Bancorp Inc.**	688	8,153
First Busey Corp.	2,032	8,981
First Financial Corp.	371	10,744
First Merchants Corp.	1,584	11,025
First Place Financial Corp.	1,894	7,557
Harleysville National Corp.	1,099	7,363
Heartland Financial USA Inc.	796	12,712
Lakeland Bancorp Inc.	1,072	9,487
Nara Bancorp Inc.**	531	4,652
Republic Bancorp Inc. - Class A	379	7,140
Sierra Bancorp	713	9,191
Simmons First National Corp. - Class A	382	10,532
Southside Bancshares Inc.	530	11,432
Sun Bancorp Inc.**	3,173	12,502
Tompkins Financial Corp.	231	8,427
		144,644

Property Casualty Insurance		2.87%
American Physicians Capital Inc.	370	11,822
American Safety Insurance Holdings Ltd. (Bermuda)**	611	10,136
AMERISAFE Inc.**	555	9,085
Hallmark Financial Services Inc.**	1,038	9,342
NYMAGIC Inc.	564	11,974
		52,359

Regional Banks		0.47%
Centerstate Banks of Florida Inc.	700	8,575

Securities & Asset Management		2.48%
Diamond Hill Investment Group Inc.	141	9,673
International Assets Holding Corp.**	387	5,793
MVC Capital Inc.	998	13,543
Oppenheimer Holdings Inc.	317	8,087
TradeStation Group Inc.**	1,150	8,061
		45,157

Specialty Finance		2.38%
Dollar Financial Corp.**	389	9,359
iStar Financial Inc.	2,267	10,406
MCG Capital Corp.**	2,125	11,071
NorthStar Realty Finance Corp.	2,991	12,592
		43,428

Thrifts		2.28%
Columbia Banking System Inc.	456	9,261
Dime Community Bancshares	877	11,077
Flushing Financial Corp.	871	11,027
Great Southern Bancorp Inc.	459	10,300
		41,665

Total Interest Rate Sensitive
(Cost $322,925)		345,466

Medical & Healthcare		15.00%
Healthcare Services		3.77%
Alliance Health Care Services Inc.**	1,151	6,469
America Service Group Inc.	686	11,038
American Dental Partners Inc.**	1,040	13,572
American Physicians Service Group Inc.	406	10,150
Assisted Living Concepts Inc. - Class A**	215	7,060
Five Star Quality Care Inc.**	2,662	8,119
Kendle International Inc.**	275	4,807
National Healthcare Corp.	211	7,465
		68,680

Medical Products & Supplies		1.83%
Atrion Corp.	61	8,725
Micrus Endovascular Corp.**	602	11,871
Young Innovations Inc.	454	12,785
		33,381

Medical Technology		2.91%
Delcath Systems Inc.**	1,433	11,607
Kensey Nash Corp.**	408	9,625
Quidel Corp.**	773	11,239
Symmetry Medical Inc.**	1,251	12,560
Synovis Life Technologies Inc.**	514	7,983
		53,014

Pharmaceuticals		6.49%
Affymetrix Inc.**	912	6,694
Albany Molecular Research Inc.**	750	6,263
Ardea Biosciences Inc.**	795	14,517
Cambrex Corp.**	1,262	5,111
Hi-Tech Pharmacal Co Inc.**	389	8,612
NPS Pharmaceuticals Inc.**	1,975	9,954
OraSure Technologies Inc.**	1,484	8,800
Pain Therapeutics Inc.**	1,143	7,167
Pharmacyclics Inc.**	1,427	8,904
QLT Inc.(Canada)**	1,991	10,154
Questcor Pharmaceuticals Inc.**	1,612	13,267
Rigel Pharmaceuticals Inc.**	1,152	9,181
Santarus Inc.**	1,825	9,819
		118,443

Total Medical & Healthcare
(Cost $228,404)		273,518

Real Estate Investment Trusts (REITs)		1.21%
Multi-Family		0.75%
Associated Estates Realty Corp.	988	13,624

Regional Malls		0.46%
Ramco-Gershenson Properties Trust	746	8,400

Total Real Estate Investment Trusts (REITs)
(Cost $15,759)		22,024

Technology		14.95%
Computer Software		4.30%
DivX Inc.**	1,695	12,136
Manhattan Associates Inc.**	511	13,020
ModusLink Global Solutions Inc.**	1,505	12,687
PC-Tel Inc.**	2,171	13,417
QAD Inc.**	1,091	5,728
SeaChange International Inc.**	1,243	8,925
SonicWALL Inc.**	1,433	12,453
		78,366

Electronic Equipment		2.34%
CPI International Inc.**	558	7,399
CTS Corp.	686	6,462
Measurement Specialties Inc.**	307	4,516
NVE Corp.**	266	12,050
Spectrum Control Inc.**	1,057	12,356
		42,783

PC's & Servers		0.29%
Cray Inc.**	877	5,218

Peripherals		0.38%
Xyratex Ltd. (Bermuda)**	415	7,026

Semiconductor Capital Equipment		1.43%
Kulicke & Soffa Industries Inc.**	1,256	9,106
Newport Corp.**	1,023	12,788
Photronics Inc.**	815	4,148
		26,042

Semiconductors		5.96%
Actel Corp.**	642	8,892
CEVA Inc.**	1,063	12,395
Cirrus Logic Inc.**	2,011	16,872
Conexant Systems Inc.**	1,885	6,409
DSP Group Inc.**	1,150	9,579
Exar Corp.**	1,014	7,149
Integrated Silicon Solution Inc.**	824	8,693
Mindspeed Technologies Inc.**	586	4,694
Silicon Image Inc.**	2,439	7,366
SMART Modular Technologies WWH Inc.**	1,570	12,105
Volterra Semiconductor Corp.**	581	14,583
		108,737

Technology Resellers & Distributors		0.25%
Insight Enterprises Inc.**	320	4,595

Total Technology
(Cost $237,332)		272,767

Utilities		0.47%
Regulated Electric		0.47%
Central Vermont Public Service Corp.	427	8,613

Total Utilities
(Cost $9,091)		8,613

Total Common Stocks
(Cost $1,548,099)		1,792,171

MONEY MARKET MUTUAL FUNDS	3.93%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.042%)	71,575	71,575

Total Money Market Mutual Funds
(Cost $71,575)		71,575

Total Investments
(Cost $1,619,674)	102.18%	1,863,746

Liabilities in Excess of Other Assets	(2.18%)	(39,705)

Net Assets	100.00%	$1,824,041

Westcore Micro-Cap Opportunity Fund
Country Breakdown as of March 31, 2010 (Unaudited)
Country	Market Value	%
United States	$1,793,534	98.33%
Israel	28,369	1.55%
Bermuda	17,162	0.94%
Netherlands	14,527	0.80%
Canada	10,154	0.56%
Total Investments	1,863,746	102.18%
Liabilities in Excess of Other Assets	(39,705)	(2.18%)
Net Assets	$1,824,041	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**   Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL FRONTIER FUND AS OF MARCH 31, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	97.46%
Consumer Discretionary		21.53%
Diversified Consumer Services		4.40%
Raffles Education Corp. Ltd. (Singapore)	831,860	$217,041
Slater & Gordon Ltd. (Australia)	891,573	1,292,680
		1,509,721

Hotels, Restaurants & Leisure		1.27%
Domino's Pizza Group Ltd. (United Kingdom)	84,900	435,077

Household Durables		1.84%
Maisons France Confort (France)	13,950	629,312

Media		8.96%
CTS Eventim AG (Germany)	14,900	752,667
Pico Far East Holdings Ltd. (Hong Kong)	7,266,900	1,319,680
Rightmove PLC (United Kingdom)	97,700	999,269
		3,071,616

Specialty Retail		5.06%
Bonjour Holdings Ltd. (Hong Kong)	768,100	960,589
Point Inc. (Japan)	12,900	772,703
		1,733,292

Total Consumer Discretionary
(Cost $5,739,231)		7,379,018

Consumer Staples		3.94%
Food & Staples Retailing		2.37%
Eurocash S.A. (Poland)	122,000	811,454

Food Products		1.57%
Cranswick PLC (United Kingdom)	44,000	537,497

Total Consumer Staples
(Cost $1,063,583)		1,348,951

Energy		3.82%
Energy Equipment & Services		3.82%
Prosafe Production PLC (Norway)**	527,320	1,308,718

Total Energy
(Cost $1,938,309)		1,308,718

Financials		10.81%
Capital Markets		3.51%
Azimut Holding S.p.A. (Italy)	37,100	469,776
London Capital Group Holdings PLC (United Kingdom)	371,900	733,664
		1,203,440

Diversified Financial Services		3.88%
IG Group Holdings PLC (United Kingdom)	218,000	1,330,535

Thrifts & Mortgage Finance		3.42%
Home Capital Group Inc. (Canada)	27,500	1,170,506

Total Financials
(Cost $3,235,047)		3,704,481

Healthcare		6.44%
Healthcare Equipment & Supplies		5.22%
EPS Co. Ltd. (Japan)	330	800,909
Nakanishi Inc. (Japan)	5,600	584,020
Omega Pharma N.V. (Belgium)	8,100	403,534
		1,788,463

Healthcare Providers & Services		1.22%
Odontoprev S.A. (Brazil)	12,100	420,151

Total Healthcare
(Cost $1,731,747)		2,208,614

Industrials		41.27%
Commercial Services & Supplies		14.80%
Aeon Delight Co. Ltd. (Japan)	95,300	1,339,440
Credit Corp. Group Ltd. (Australia)	542,760	1,344,772
Mears Group PLC (United Kingdom)	258,700	1,099,214
Prestige International Inc. (Japan)	825	1,288,373
		5,071,799

Construction & Engineering		10.59%
Cardno Ltd. (Australia)	408,000	1,546,277
Maire Tecnimont S.p.A. (Italy)	137,000	521,813
Morgan Sindall PLC (United Kingdom)	188,739	1,560,939
		3,629,029

Machinery		7.09%
Andritz AG (Austria)	17,600	1,042,384
Duro Felguera S.A. (Spain)	63,000	672,222
METKA S.A. (Greece)	49,700	716,253
		2,430,859

Professional Services		2.68%
SAI Global Ltd. (Australia)	251,100	917,079

Trading Companies & Distributors		6.11%
Diploma PLC (United Kingdom)	416,250	1,253,841
Indutrade AB (Sweden)	36,700	838,642
		2,092,483

Total Industrials
(Cost $11,372,085)		14,141,249

Information Technology		9.65%
IT Services		6.09%
GMO Payment Gateway Inc. (Japan)	510	637,159
Wirecard AG (Germany)	147,006	1,449,053
		2,086,212

Software		3.56%
Simplex Technology Inc. (Japan)	2,359	1,221,260

Total Information Technology
(Cost $2,876,695)		3,307,472

Total Common Stocks
(Cost $27,956,697)		33,398,503

MONEY MARKET MUTUAL FUNDS	2.49%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.042%)	852,455	852,455

Total Money Market Mutual Funds
(Cost $852,455)		852,455

Total Investments
(Cost $28,809,152)	99.95%	34,250,958

Other Assets in Excess of Liabilities	0.05%	16,325

Net Assets	100.00%	$34,267,283

Westcore International Frontier Fund
Country Breakdown as of March 31, 2010 (Unaudited)
Country	Market Value	%
United Kingdom	$7,950,036	23.20%
Japan	6,643,864	19.39%
Australia	5,100,808	14.89%
Hong Kong	2,280,269	6.65%
Germany	2,201,720	6.42%
Norway	1,308,718	3.82%
Canada	1,170,506	3.42%
Austria	1,042,384	3.04%
Italy	991,589	2.89%
United States	852,455	2.49%
Sweden	838,642	2.45%
Poland	811,454	2.37%
Greece	716,253	2.09%
Spain	672,222	1.96%
France	629,312	1.84%
Brazil	420,151	1.22%
Belgium	403,534	1.18%
Singapore	217,041	0.63%
Total Investments	34,250,958	99.95%
Other Assets in Excess of Liabilities	16,325	0.05%
Net Assets	$34,267,283	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**   Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE FLEXIBLE INCOME FUND AS OF MARCH 31, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	0.31%
Industrial		0.31%
Other Industrial		0.31%
B&G Foods Inc.	22,000	$230,560

Total Industrial
(Cost $185,910)		230,560

Total Common Stocks
(Cost $185,910)		230,560

CONVERTIBLE PREFERRED STOCKS	1.60%
Utilities & Energy		1.60%
Energy-Non Utility		1.60%
AES Trust III,
6.750%, 10/15/2029	26,100	1,180,503

Total Utilities & Energy
(Cost $1,140,080)		1,180,503

Total Convertible Preferred Stocks
(Cost $1,140,080)		1,180,503

NONCONVERTIBLE PREFERRED STOCKS	5.10%
Financial		5.10%
Financial Services		0.65%
First Republic Capital Trust II,
Series B, 8.750%(1)	20,000	480,626

Government Sponsored Entity		0.15%
Federal Home Loan Mortgage Corp.,
8.375%**(2)	86,680	110,084

Real Estate Investment Trusts (REITs)		4.30%
Diversified		1.70%
Cousins Properties Inc.:
7.500%	17,000	373,490
7.750%	25,000	576,000
Digital Realty Trust Inc.,
8.500%	11,800	302,906
		1,252,396

Hotels		1.07%
Hospitality Properties Trust,
Series B, 8.875%	25,000	632,500
Host Hotels & Resorts Inc.,
Series E, 8.875%	6,300	158,823
		791,323

Office Property		0.18%
SL Green Realty Corp.,
Series C, 7.625%	5,600	134,512

Warehouse-Industrial		1.35%
CenterPoint Properties Trust,
5.377%(3)	1,500	997,500

Total Financial
(Cost $6,560,178)		3,766,441

Total Nonconvertible Preferred Stocks
(Cost $6,560,178)		3,766,441

	Principal Amount	Market Value
CORPORATE BONDS	80.12%
Financial		12.34%
Financial Services		0.24%
Emigrant Capital Trust II,
2.906%, 4/14/2034(1)(4)	$500,000	175,711

Insurance		2.32%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	1,700,000	1,711,487

Savings & Loans		1.26%
Washington Mutual Bank ,
5.550%, 6/16/2010**(2)	2,000,000	935,000

Real Estate Investment Trusts (REITs)		8.52%
Healthcare		3.20%
Omega Healthcare Investors Inc.,
7.000%, 1/15/2016	2,350,000	2,361,750

Hotels		3.17%
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	2,325,000	2,342,438

Shopping Centers		1.11%
Kimco Realty Corp.,
6.875%, 10/1/2019	775,000	818,044

Warehouse-Industrial		1.04%
ProLogis,
7.625%, 8/15/2014	700,000	766,086

Total Financial
(Cost $9,673,308)		9,110,516

Industrial		45.46%
Aerospace & Defense		2.08%
L-3 Communications Corp.,
6.125%, 1/15/2014	1,500,000	1,533,750

Airlines		0.28%
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1, Class A-1, 7.200%, 1/2/2019(5)	59,000	56,050
Continental Airlines Inc.:
Pass-Through Certificates, Series 2000-1, Class C, 7.033%, 6/15/2011(5)	18,587	18,773
Pass-Through Certificates, Series 1997-1, Class B, 7.461%, 4/1/2013(5)	18,814	17,779
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 8/2/2018(5)	120,151	112,041
		204,643

Autos		1.84%
Dana Corp., Escrow Units,
1/15/2015**(2)(3)	1,300,000	–
Delphi Corp.:
6.500%, 5/1/2009**(2)	1,375,000	51,563
8.250%, 10/15/2033**(2)(3)	1,015,000	–
Goodyear Tire & Rubber Co.:
8.625%, 12/1/2011	167,000	174,515
8.750%, 8/15/2020	1,144,000	1,133,990
		1,360,068

Building Materials		1.33%
USG Corp.,
9.750%, 8/1/2014(1)	925,000	985,125

Chemicals		0.32%
Union Carbide Chemical & Plastics Co. Inc.,
7.875%, 4/1/2023	250,000	239,536

Healthcare		3.50%
DaVita Inc.,
6.625%, 3/15/2013	1,000,000	1,011,250
HCA Inc.,
7.875%, 2/15/2020(1)	1,500,000	1,574,063
		2,585,313

Leisure		10.18%
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015**(1)(2)	3,000,000	48,750
Harrah's Operating Co. Inc:
10.000%, 12/15/2018	1,028,000	855,810
10.000%, 12/15/2018	336,000	279,720
Las Vegas Sands Corp.,
6.375%, 2/15/2015	2,900,000	2,762,250
MGM Mirage Resort Inc.:
8.500%, 9/15/2010	500,000	505,625
10.375%, 5/15/2014(1)	250,000	276,875
Pinnacle Entertainment Inc.,
8.250%, 3/15/2012	565,000	563,588
Premier Ent. Biloxi,
0.000%, 2/1/2012**(2)(3)	250,000	–
Royal Caribbean Cruises Ltd. (Liberia),
6.875%, 12/1/2013	1,000,000	1,015,000
Seneca Gaming Corp.,
7.250%, 5/1/2012	100,000	99,250
Station Casinos Inc.,
6.875%, 3/1/2016**(2)	1,950,000	12,187
Times Square Hotel Trust,
8.528%, 8/1/2026(1)(3)	85,323	89,661
Vail Resorts Inc.,
6.750%, 2/15/2014	1,000,000	1,008,750
		7,517,466

Metals & Mining		7.46%
Allegheny Ludlum Corp.,
6.950%, 12/15/2025	1,580,000	1,525,436
Freeport-McMoRan Copper & Gold Inc.,
8.375%, 4/1/2017	1,725,000	1,921,635
Novelis Inc. (Canada),
7.250%, 2/15/2015	225,000	218,250
Teck Resources Ltd. (Canada),
10.750%, 5/15/2019	1,500,000	1,845,000
		5,510,321

Other Industrial		3.09%
Aramark Corp.,
8.500%, 2/1/2015	2,225,000	2,286,187

Packaging & Containers		3.51%
Ball Corp.,
6.625%, 3/15/2018	1,500,000	1,541,250
Crown Americas LLC / Crown Americas Capital Corp. II,
7.625%, 5/15/2017(1)	1,000,000	1,047,500
		2,588,750

Paper & Forestry		2.44%
Potlatch Corp.,
7.500%, 11/1/2019(1)	1,000,000	1,027,500
West Fraser Timber Co. Ltd. (Canada),
5.200%, 10/15/2014(1)	850,000	777,125
		1,804,625

Pharmaceuticals		0.85%
Eszopiclone Royalty SUB LLC ,
Series IV, 12.000%, 3/15/2014(1)(3)	723,960	629,845

Retail		3.72%
Amerigas Partners LP,
7.250%, 5/20/2015	1,510,000	1,540,200
Macy's Retail Holdings Inc.,
5.900%, 12/1/2016	1,000,000	1,002,500
Winn-Dixie Stores Inc.,
Escrow Units **(2)(3)	2,150,000	204,250
		2,746,950

Telecom & Related		3.35%
Rogers Wireless Inc. (Canada),
7.500%, 3/15/2015	500,000	584,166
Tuckahoe Credit Lease Trust,
9.310%, 10/20/2025(1)(3)	1,984,078	1,886,838
		2,471,004

Transportation		1.51%
Federal Express Corp. 1997 Pass Through Trust,
Series 97-C, 7.650%, 1/15/2014	1,110,534	1,112,200

Total Industrial
(Cost $39,142,494)		33,575,783

Utilities & Energy		22.32%
Energy-Non Utility		21.34%
Forest Oil Corp.,
7.250%, 6/15/2019	2,950,000	2,979,500
Kerr-McGee Corp.,
6.950%, 7/1/2024	1,050,000	1,170,686
Pride International Inc.,
7.375%, 7/15/2014	1,075,000	1,112,625
Range Resources Corp.,
7.500%, 10/1/2017	1,575,000	1,630,125
Southwestern Energy Co.,
7.500%, 2/1/2018	1,510,000	1,645,900
Tennessee Gas Pipeline Co.:
7.500%, 4/1/2017	400,000	453,243
7.000%, 3/15/2027	1,850,000	1,959,749
Transcontinental Gas Pipe Line Co. LLC,
6.400%, 4/15/2016	2,100,000	2,363,027
Valero Energy Corp.,
6.125%, 6/15/2017	2,350,000	2,448,517
		15,763,372

Utilities		0.98%
Calpine Corp Escrow,
8.750%, 7/15/2013(3)	200,000	–
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(1)	100,000	110,239
WPD Holdings Inc. (United Kingdom),
7.250%, 12/15/2017(1)	600,000	611,999
		722,238

Total Utilities & Energy
(Cost $15,594,216)		16,485,610

Total Corporate Bonds
(Cost $64,410,018)		59,171,909

ASSET-BACKED SECURITIES, COLLATERALIZED DEBT OBLIGATIONS & COMMERCIAL MORTGAGE-BACKED SECURITIES	7.59%
Asset-Backed Securities		4.25%
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class C, 5.540%, 4/15/2015	1,850,000	1,926,481
Vanderbilt Mortgage and Finance Inc.:
Series 2002-B, Class B1, 5.850%, 4/7/2018	111,352	108,227
Series 1997-C, Class 2B3, 1.378%, 8/7/2027(4)	1,389,466	1,109,095
Total Asset-Backed Securities
(Cost $2,957,616)		3,143,803

Collateralized Debt Obligations		0.66%
Anthracite Ltd. (Cayman Islands),
Series 2004-1A, Class G, 3.195%, 2/24/2014(1)(3)(4)(5)	500,000	5,000
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 5.100%, 8/28/2012(1)(3)(4)(5)(6)	200,000	27,180
Crest Ltd. Series 2003-2A (Cayman Islands):
Class E1, 5.138%, 12/28/2013(1)(3)(4)(5)	250,000	23,750
Class PS, 6.000%, 12/28/2013(1)(3)(5)(6)	413,450	45,728
Crest Ltd. Series 2004-1A (Cayman Islands):
Class PS, 5.500%, 12/28/2013(1)(3)(5)(6)	1,064,633	111,680
Exeter Street Solar, Class E1, 4.038%, 10/28/2014(1)(3)(4)(5)	418,853	41,885
Class H2, 7.334%, 10/28/2014(1)(3)(5)	300,000	19,500
Fairfield Street Solar, Class F, 5.117%, 12/28/2014(1)(3)(4)(5)	1,087,500	65,250
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/4/2012**(1)(5)(6)	100,000	50
N-Star Real Estate Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(1)(3)(5)	500,000	127,645
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2012**(1)(5)(6)	100,000	100
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2013**(1)(5)(6)	150,000	15
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 10/3/2013**(1)(5)(6)	150,000	30
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013**(1)(5)(6)	750,000	150
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/17/2014**(1)(5)(6)	500,000	100

Regional Diversified Funding (Cayman Islands),
Series 2004-1, 0.000%, 2/15/2014**(1)(2)(3)(5)(6)	500,000	50
Regional Diversified Funding (Cayman Islands),
Series 2005-1, 0.000%, 3/15/2015**(1)(3)(5)(6)	750,000	75
River North Ltd. (Cayman Islands),
Series 2005-1A, Class SUB, 0.000%, 2/6/2014**(1)(3)(5)(6)	600,000	60
Soloso Bank Pref 2005 (Cayman Islands),
0.000%, 10/15/2015**(1)(3)(5)(6)	750,000	75
TIAA Real Estate (Cayman Islands),
Series 2003-1A, Class PS, 9.000%, 9/30/2013(1)(3)(5)(6)	250,000	16,750
Tricadia (Cayman Islands),
Series 2003-1A, Class PS, 0.000%, 12/15/2013**(1)(3)(5)(6)	250,000	25
Total Collateralized Debt Obligations
(Cost $8,801,172)		485,098

Commercial Mortgage-Backed Securities		2.68%
Crown Castle Towers LLC,
6.113%, 1/15/2020(1)	925,000	969,381
GTP Towers Issuer LLC,
8.112%, 2/15/2015(1)(3)	1,000,000	1,008,950
Total Commercial Mortgage-Backed Securities
(Cost $1,925,000)		1,978,331

Total Asset-Backed Securities, Collateralized Debt Obligations & Commercial Mortgage-Backed Securities
(Cost $13,683,788)		5,607,232

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS	3.97%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.042%)	2,933,047	2,933,047

Total Money Market Mutual Funds
(Cost $2,933,047)		2,933,047

Total Investments
(Cost $88,913,021)	98.69%	72,889,692

Other Assets in Excess of Liabilities	1.31%	965,329

Net Assets	100.00%	$73,855,021

Westcore Flexible Income Fund
Country Breakdown as of March 31, 2010 (Unaudited)
Country	Market Value	%
United States	$67,353,054	91.19%
Canada	3,424,541	4.64%
Liberia	1,015,000	1.37%
United Kingdom	611,999	0.83%
Cayman Islands	485,098	0.66%
Total Investments	72,889,692	98.69%
Other Assets in Excess of Liabilities	965,329	1.31%
Net Assets	$73,855,021	100.00%

Please note the country classification is based on the domicile of the issuer and is unaudited.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

See Notes to Quarterly Statements of Investments.

**Non-income producing security.

(1) This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers. Please note that as of March 31, 2010, the Adviser, under supervision of the Board of Trustees, has determined a liquid trading market exists for 10.05% of the Fund's net assets that are invested in 144A securities.

						Market Value
		Maturity			Market	as Percentage
Issuer Description	Coupon	Date	Acquisition Date	Cost	Value	of Net Assets
Anthracite Ltd., Series 2004-1A, Class G	3.195%	2/24/14	3/16/04	$ 500,000	$ 5,000	0.01%
Crest Ltd., Series 2003-1A, Class PS	5.100%	8/28/12	4/22/03	154,244	27,180	0.04%
Crest Ltd., Series 2003-2A:
Class E1	5.138%	12/28/13	11/25/03	250,000	23,750	0.03%
Class PS	6.000%	12/28/13	11/25/03	295,268	45,728	0.06%
Crest Ltd. Series 2004-1A:
Class H2	7.334%	10/28/14	10/22/04	286,036	19,500	0.03%
Class PS	5.500%	12/28/13	10/22/04	502,877	111,680	0.15%
Exeter Street Solar, Class E1	4.038%	10/28/14	4/08/04	418,853	41,885	0.06%
Fairfield Street Solar, Class F	5.117%	12/28/14	11/24/04	1,087,500	65,250	0.09%
Crown Americas LLC / Crown Americas Capital Corp. II	7.625%	5/15/17	1/28/10	1,031,936	1,047,500	1.42%
Crown Castle Towers LLC	6.113%	1/15/20	1/8/10	925,000	969,381	1.31%
Emigrant Capital Trust II	2.906%	4/14/34	8/11/04	497,598	175,711	0.24%
Eszoplicone Royalty Sub LLC, Series IV	12.000%	3/15/14	7/29/05	723,960	629,845	0.85%
First Republic Capital Trust II, Series B	8.750%	-	1/30/04	530,000	480,626	0.65%
Fontainbleau Las Vegas Holdings LLC	10.250%	6/15/15	9/13/07	2,706,817	48,750	0.07%
GTP Towers Issuer LLC	8.112%	2/15/15	2/11/10	1,000,000	1,008,950	1.37%
HCA Inc.	7.875%	2/15/20	10/26/09 - 11/24/09	1,547,468	1,574,063	2.13%
Indianapolis Power & Light Co.	6.300%	7/1/13	7/30/03	99,962	110,239	0.15%
I-Preferred Term Securities I Ltd.	-%	12/4/12	11/21/02	100,000	50	0.00%
MGM Mirage Resorts Inc.	10.375%	5/15/14	5/14/09	243,930	276,875	0.38%
N-Star Real Estate Ltd., Series 2004-2A, Class C2B	6.591%	6/28/14	6/16/04	468,773	127,645	0.17%
Potlatch Corp.	7.500%	11/1/19	12/14/09	1,022,030	1,027,500	1.39%
Preferred Term Securities VI Ltd.	-%	7/3/12	6/13/02	100,000	100	0.00%
Preferred Term Securities X Ltd.	-%	7/3/13	6/16/03	150,000	15	0.00%
Preferred Term Securities XI Ltd.	-%	10/3/13	9/9/03	150,000	30	0.00%
Preferred Term Securities XII Ltd.	-%	12/24/13	12/9/03 - 1/7/05	763,590	150	0.00%
Preferred Term Securities XIV Ltd.	-%	6/17/14	6/9/04	500,000	100	0.00%
Regional Diversified Funding, Series 2004-1	-%	2/15/14	2/13/04	486,181	50	0.00%
Regional Diversified Funding, Series 2005-1	-%	3/15/15	3/21/05	750,000	75	0.00%
River North Ltd., Series 2005-1A, Class SUB	-%	2/6/14	12/22/04	600,000	60	0.00%
Soloso Bank Pref 2005	-%	10/15/15	8/3/05	744,755	75	0.00%
TIAA Real Estate Ltd., Series 2003-1A, Class PS	9.000%	9/30/13	10/16/03	250,000	16,750	0.02%
Times Square Hotel Trust	8.528%	8/1/26	8/3/01	85,323	89,661	0.12%
Tricadia, Series 2003-1A, Class PS	-%	12/15/13	12/10/03	243,094	25	0.00%
Tuckahoe Credit Lease Trust	9.310%	10/20/25	12/11/09	1,747,621	1,886,838	2.55%
USG Corp.	9.750%	8/1/14	7/30/09	909,152	985,125	1.33%
West Fraser Timber Co. Ltd.	5.200%	10/15/14	7/20/09 - 8/3/09	680,955	777,125	1.05%
WPD Holdings Inc.	7.250%	12/15/17	10/15/03 - 6/21/04	576,000	611,999	0.83%
				$ 23,128,923	$ 12,185,286	16.50%

(2)   Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.

(3)  This security has been valued in good faith by or under the direction of the Board of Trustees. As of March 31, 2010 these securities represented 7.18% of the Fund's net assets.

(4)  The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(5)  The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(6)  This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

WESTCORE PLUS BOND FUND AS OF MARCH 31, 2010 (Unaudited)
	Shares/ Principal Amount	Market Value
NONCONVERTIBLE PREFERRED STOCKS	0.38%
Financial		0.32%
Financial Services		0.10%
First Tennessee Bank ,
3.750%(1)(2)	1,500	$913,594
Goldman Sachs,
6.200%	27,900	703,080
		1,616,674

Government Sponsored Entity		0.04%
Federal Home Loan Mortgage Corp.,
8.375%**(3)	433,796	550,921

Real Estate Investment Trusts (REITs)		0.18%
Apartments		0.01%
Cousins Properties Inc.,
7.500%	10,300	226,291

Warehouse-Industrial		0.17%
CenterPoint Properties Trust,
5.377%(4)	3,900	2,593,500

Total Financial
(Cost $17,335,799)		4,987,386

Utilities & Energy		0.06%
Utilities		0.06%
Southern California Edison,
5.349%	9,400	937,062

Total Utilities & Energy
(Cost $940,000)		937,062

Total Nonconvertible Preferred Stocks
(Cost $18,275,799)		5,924,448

CORPORATE BONDS	49.51%
Basic Materials		0.92%
Chemicals		0.92%
Potash Corp. of Saskatchewan Inc. (Canada):
6.500%, 5/15/2019	7,625,000	8,495,653
4.875%, 3/30/2020	5,700,000	5,720,970
		14,216,623

Total Basic Materials
(Cost $14,076,586)		14,216,623

Financial		10.65%
Financial Services		4.18%
BB&T Corp.:
3.375%, 9/25/2013	8,625,000	8,810,308
6.850%, 4/30/2019	4,150,000	4,726,252
Emigrant Capital Trust II,
2.906%, 4/14/2034(1)(2)	850,000	298,709
FIA Card Services NA,
6.625%, 6/15/2012	10,387,000	11,257,140
First Empire Capital Trust,
8.277%, 6/1/2027	25,000	22,720
FMR Corp.,
7.490%, 6/15/2019(2)	5,000,000	5,634,495
Manufacturers & Traders Trust Co.,
1.751%, 4/1/2013(1)(2)	526,000	512,565

PNC Funding Corp.,
4.250%, 9/15/2015	14,595,000	15,048,540
Union Bank of California,
5.950%, 5/11/2016	3,000,000	3,151,500
Wachovia Corp.,
5.750%, 2/1/2018	14,000,000	14,905,030
		64,367,259

Insurance		0.73%
Berkshire Hathaway,
4.850%, 1/15/2015	5,000,000	5,380,295
Fund American Companies Inc.,
5.875%, 5/15/2013	4,375,000	4,505,620
Prudential Financial,
Series MTNB, 4.350%, 5/12/2015	1,140,997	1,140,232
Zurich Reinsurance,
7.125%, 10/15/2023	200,000	201,352
		11,227,499

Savings & Loans		0.37%
Washington Mutual Bank :
2.969%, 6/16/2010**(3)	5,000,000	2,337,500
5.550%, 6/16/2010**(3)	7,100,000	3,319,250
		5,656,750

Real Estate Investment Trusts (REITs)		5.37%
Diversified		0.63%
National Retail Properties Inc.,
6.250%, 6/15/2014	975,000	1,007,176
Prime Property Funding,
5.600%, 6/15/2011(2)	2,410,000	2,503,206
Vornado Realty LP ,
4.750%, 12/1/2010	2,101,000	2,140,043
Washington REIT,
5.250%, 1/15/2014	3,850,000	3,989,093
		9,639,518

Healthcare		0.38%
Healthcare Realty Trust Inc.:
8.125%, 5/1/2011	375,000	394,927
5.125%, 4/1/2014	3,125,000	3,054,659
Nationwide Health,
6.000%, 5/20/2015	2,000,000	2,104,986
Senior Housing Properties Trust,
8.625%, 1/15/2012	325,000	339,625
		5,894,197

Hotels		0.20%
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	3,075,000	3,098,063

Office Property		0.02%
Boston Properties LP,
5.000%, 6/1/2015	375,000	384,741

Regional Malls		1.80%
Simon Property Group:
5.250%, 12/1/2016	8,950,000	8,876,708
7.375%, 6/15/2018	2,868,000	3,201,468
WEA Finance LLC / WT Finance Property Ltd. (Australia),
7.500%, 6/2/2014(2)	8,420,000	9,432,303
Westfield Capital (Australia),
5.700%, 10/1/2016(2)	6,000,000	6,171,636
		27,682,115

Restaurants		0.06%
Trustreet Properties Inc.,
7.500%, 4/1/2015	850,000	876,709

Shopping Centers		1.18%
Kimco Realty Corp.:
Series MTNC, 5.980%, 7/30/2012	1,800,000	1,890,625
5.783%, 3/15/2016	2,000,000	2,064,722
6.875%, 10/1/2019	11,160,000	11,779,837
Weingarten Realty Investors:
4.857%, 1/15/2014	2,015,000	2,012,731
6.640%, 7/15/2026	545,000	494,458
		18,242,373

Timber		0.16%
Plum Creek Timberland,
5.875%, 11/15/2015	2,400,000	2,508,703

Warehouse-Industrial		0.94%
Prologis Trust:
7.625%, 8/15/2014	11,405,000	12,481,735
7.810%, 2/1/2015	800,000	840,352
7.625%, 7/1/2017	1,100,000	1,172,380
		14,494,467

Total Financial
(Cost $165,660,360)		164,072,394

Industrial		25.40%
Aerospace & Defense		0.92%
L-3 Communications Corp.:
6.125%, 7/15/2013	2,750,000	2,805,000
6.125%, 1/15/2014	2,970,000	3,036,825
5.875%, 1/15/2015	4,715,000	4,821,088
5.200%, 10/15/2019(2)	3,400,000	3,423,307
		14,086,220

Airlines		0.12%
Southwest Airlines Co. 2007-1 Pass Through Trust,
Series 2007-1, 6.150%, 8/1/2022	1,764,210	1,799,494

Autos		1.10%
American Honda Finance Corp.,
5.125%, 12/15/2010(2)	3,600,000	3,708,522
BMW US Capital Inc.,
5.730%, 11/1/2015(2)(4)	12,000,000	13,125,480
Dana Corp., Escrow Units,
1/15/2015**(3)(4)	1,600,000	–
Delphi Corp.,
6.500%, 5/1/2009**(3)	1,000,000	37,500
		16,871,502

Cable & Media		1.78%
AT&T Broadband Corp.,
8.375%, 3/15/2013	1,085,000	1,258,407
CBS Corp.:
8.200%, 5/15/2014	10,235,000	11,960,007
8.875%, 5/15/2019	2,800,000	3,387,921
Cox Communications Inc.,
7.250%, 11/15/2015	3,000,000	3,493,626
Cox Enterprises Inc.,
7.875%, 9/15/2010(2)	3,000,000	3,090,204
Time Warner Inc.,
9.150%, 2/1/2023	2,410,000	3,135,878
The Walt Disney Co.,
4.700%, 12/1/2012	1,000,000	1,079,406
		27,405,449

Chemicals		0.07%
Dow Chemical Co.,
6.125%, 2/1/2011	350,000	364,001

PPG Industries Inc.,
6.875%, 2/15/2012	688,000	738,525
		1,102,526

Consumer Goods		0.76%
The Procter & Gamble Co.,
4.600%, 1/15/2014	10,864,000	11,682,776

Food & Beverages		4.86%
Anheuser-Busch Companies Inc.:
4.950%, 1/15/2014	175,000	186,140
5.050%, 10/15/2016	8,030,000	8,437,289
5.500%, 1/15/2018	4,900,000	5,174,562
Anheuser-Busch InBev Worldwide Inc.,
4.125%, 1/15/2015	7,150,000	7,364,579
Bottling Group LLC,
6.950%, 3/15/2014	10,000,000	11,587,230
The Coca-Cola Co.,
5.350%, 11/15/2017	13,000,000	14,321,073
Diageo Finance BV (Netherlands),
5.300%, 10/28/2015	9,700,000	10,659,582
Kraft Foods Inc.:
4.125%, 2/9/2016	3,265,000	3,311,245
5.375%, 2/10/2020	11,125,000	11,328,443
PepsiCo Inc.,
5.000%, 6/1/2018	2,440,000	2,575,650
		74,945,793

Healthcare		1.27%
Baxter FinCo BV (Netherlands),
4.750%, 10/15/2010	1,175,000	1,202,446
HCA Inc.,
7.875%, 2/15/2020(2)	6,950,000	7,293,156
Medco Health Solutions Inc.,
6.125%, 3/15/2013	10,075,000	11,059,569
		19,555,171

Leisure		0.33%
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015**(2)(3)	8,220,000	133,575
Harrah's Operating Co. Inc:
10.000%, 12/15/2018	2,846,000	2,369,295
10.000%, 12/15/2018	933,000	776,722
MGM Mirage,
7.625%, 7/15/2013	1,500,000	1,327,500
Station Casinos Inc.,
6.875%, 3/1/2016**(3)	2,900,000	18,125
Times Square Hotel Trust,
8.528%, 8/1/2026(2)(4)	362,622	381,061
		5,006,278

Metals & Mining		2.17%
BHP Billiton Finance USA Ltd. (Australia),
5.500%, 4/1/2014	10,600,000	11,674,320
Freeport-McMoRan Copper & Gold Inc.,
8.375%, 4/1/2017	6,700,000	7,463,740
Sweetwater Investors LLC,
5.875%, 5/15/2014(2)	378,341	363,150
Teck Resources Ltd. (Canada),
10.750%, 5/15/2019	11,350,000	13,960,500
		33,461,710

Other Industrial		1.23%
Aramark Corp.,
8.500%, 2/1/2015	3,575,000	3,673,312
BAE Systems Holdings Inc.,
4.750%, 8/15/2010(2)	1,775,000	1,799,209
Kennametal Inc.,
7.200%, 6/15/2012	7,880,000	8,321,485
Science Applications:
6.250%, 7/1/2012	2,700,000	2,957,629
5.500%, 7/1/2033	1,225,000	1,075,049

WM Wrigley Jr Co.,
4.650%, 7/15/2015	1,125,000	1,146,094
		18,972,778

Packaging & Containers		1.16%
Ball Corp.,
6.625%, 3/15/2018	10,358,000	10,642,845
Crown Americas LLC / Crown Americas Capital Corp.,
7.750%, 11/15/2015	6,975,000	7,288,875
		17,931,720

Paper & Forestry		1.50%
Potlatch Corp.,
7.500%, 11/1/2019(2)	14,621,000	15,023,077
West Fraser Timber Co. Ltd. (Canada),
5.200%, 10/15/2014(2)	8,825,000	8,068,389
		23,091,466

Pharmaceuticals		2.18%
Abbott Laboratories,
5.150%, 11/30/2012	10,125,000	11,079,575
Eli Lilly & Co.,
5.500%, 3/15/2027	10,000,000	10,169,970
Eszopiclone Royalty SUB LLC,
Series IV, 12.000%, 3/15/2014(2)(4)	723,960	629,845
GlaxoSmithKline Capital Inc.,
4.850%, 5/15/2013	10,775,000	11,687,513
		33,566,903

Retail		1.89%
Amerigas Partners,
7.250%, 5/20/2015	1,250,000	1,275,000
Costco Wholesale Corp.,
5.500%, 3/15/2017	2,800,000	3,075,302
Macy's Retail Holdings Inc.,
5.900%, 12/1/2016	11,648,000	11,677,120
Tesco PLC (United Kingdom),
5.500%, 11/15/2017(2)	5,000,000	5,366,150
Wal-Mart Stores Inc.,
5.800%, 2/15/2018	6,900,000	7,712,130
		29,105,702

Technology		1.49%
Dell Inc.,
3.375%, 6/15/2012	1,200,000	1,247,708
International Business Machines Corp.,
7.625%, 10/15/2018	6,250,000	7,707,450
Oracle Corp.,
3.750%, 7/8/2014	13,345,000	13,939,894
		22,895,052

Telecom & Related		1.27%
American Tower Corp.,
4.625%, 4/1/2015	3,600,000	3,706,387
AT&T Inc.,
6.700%, 11/15/2013	9,590,000	10,950,859
Tuckahoe Credit Lease Trust,
9.310%, 10/20/2025(2)(4)	5,070,421	4,821,920
Verizon Global ,
4.375%, 6/1/2013	125,000	132,814
		19,611,980

Transportation		1.30%
Burlington Northern Santa Fe Corp.:
5.750%, 3/15/2018	11,525,000	12,355,999
4.575%, 1/15/2021	1,241,665	1,298,091
CSX Transportation Inc.,
9.750%, 6/15/2020	1,250,000	1,641,880

Federal Express Corp. 1997 Pass Through Trust,
Series 1997-A, 7.500%, 1/15/2018(5)	643,299	681,897
Union Pacific Corp.,
5.750%, 11/15/2017	3,800,000	4,077,962
		20,055,829

Total Industrial
(Cost $385,510,630)		391,148,349

Utilities & Energy		12.54%
Energy-Non Utility		7.68%
BP Capital Markets PLC (United Kingdom),
3.625%, 5/8/2014	12,000,000	12,459,828
Burlington Resources Inc.,
6.875%, 2/15/2026	1,000,000	1,094,080
ConocoPhillips,
8.750%, 5/25/2010	11,000,000	11,129,426
Devon Energy Corp.,
5.625%, 1/15/2014	12,430,000	13,605,741
Forest Oil Corp.,
7.250%, 6/15/2019	9,825,000	9,923,250
Kerr-McGee Corp.,
6.950%, 7/1/2024	4,500,000	5,017,226
Northern Border Partners LP:
Series A, 8.875%, 6/15/2010	1,000,000	1,015,160
7.100%, 3/15/2011	1,000,000	1,044,450
Northern Natural Gas Co.,
5.375%, 10/31/2012(2)	350,000	379,140
Pride International Inc.,
7.375%, 7/15/2014	10,430,000	10,795,050
Southwestern Energy Co.,
7.500%, 2/1/2018	10,520,000	11,466,800
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	79,449
7.000%, 10/15/2028	9,775,000	10,381,461
Transcontinental Gas Pipe Line ,
6.400%, 4/15/2016	5,725,000	6,442,062
Valero Energy Corp.,
6.125%, 6/15/2017	3,175,000	3,308,102
Weatherford International Ltd. (Switzerland),
5.150%, 3/15/2013	8,485,000	9,022,126
XTO Energy Inc.,
4.625%, 6/15/2013	10,400,000	11,158,971
		118,322,322

Utilities		4.86%
Centerpoint Energy Inc.,
Series B, 7.250%, 9/1/2010	2,350,000	2,401,965
Commonwealth Edison Co.,
Series 104, 5.950%, 8/15/2016	7,375,000	8,093,812
Consumers Energy Co.:
Series B, 6.875%, 3/1/2018	1,564,000	1,747,141
5.650%, 4/15/2020	1,225,000	1,286,375
Duke Energy Carolinas LLC,
5.300%, 10/1/2015	10,150,000	11,114,646
FPL Group Capital Inc.:
5.625%, 9/1/2011	3,175,000	3,356,124
6.350%, 10/1/2066(1)	3,900,000	3,660,989
Georgia Power Co.,
Series 07-A, 5.650%, 3/1/2037	850,000	845,061
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(2)	400,000	440,956
MidAmerican Energy Holdings Co.,
5.875%, 10/1/2012	200,000	218,455

Nevada Power Co.:
Series M, 5.950%, 3/15/2016	9,287,000	10,089,267
Series R, 6.750%, 7/1/2037	2,850,000	3,085,418
Oncor Electric Delivery Co. LLC,
7.000%, 9/1/2022	11,945,000	13,646,386
Pacific Gas & Electric,
4.800%, 3/1/2014	700,000	751,750
PacifiCorp,
6.900%, 11/15/2011	2,107,000	2,293,132
Public Service Co. of Oklahoma,
6.150%, 8/1/2016	3,075,000	3,314,702
San Diego Gas & Electric Co.,
6.000%, 6/1/2026	3,550,000	3,808,351
Tenaska Alabama II Partners LP,
6.125%, 3/30/2023(2)	244,856	243,377
Tenaska Virginia Partners LP,
6.119%, 3/30/2024(2)	215,119	212,664
Westar Energy Inc.,
5.100%, 7/15/2020	3,265,000	3,301,725
WPD Holdings (United Kingdom),
7.250%, 12/15/2017(2)	875,000	892,498
		74,804,794

Total Utilities & Energy
(Cost $184,164,868)		193,127,116

Total Corporate Bonds
(Cost $749,412,444)		762,564,482

ASSET-BACKED SECURITIES, COLLATERALIZED DEBT OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, RESIDENTIAL MORTGAGE-BACKED SECURITIES, & AGENCY MORTGAGE BACKED SECURITIES	34.52%
Asset-Backed Securities		4.73%
AmeriCredit Automobile Receivables Trust,
Series 2007-BF, Class A3A, 5.160%, 4/6/2012	212,134	212,267
CarMax Auto Owner Trust:
Series 2009-2, Class A3, 1.740%, 4/15/2014	3,300,000	3,316,952
Series 2009-2, Class B, 4.650%, 8/17/2015	6,000,000	6,022,326
CenterPoint Energy Transition Bond Co. LLC,
Series 2008-A, Class A1, 4.192%, 2/1/2020	4,531,504	4,831,059
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4, 6.190%, 3/1/2011(5)	141,737	147,235
Harley-Davidson Motorcycle Trust:
Series 2007-1, Class B, 5.370%, 1/15/2011(5)	1,000,000	1,042,735
Series 2007-1, Class C, 5.540%, 4/15/2015	3,500,000	3,644,694
Series 2009-3, Class A3, 1.740%, 9/16/2013	10,225,000	10,278,354

Honda Auto Receivables Owner Trust:
Series 2007-2, Class A3, 5.460%, 5/23/2011	1,237,698	1,244,953
Series 2010-1, Class A4, 1.980%, 3/21/2013	5,025,000	5,038,412
Hyundai Auto Receivables Trust,
Series 2009-A, Class A4, 3.150%, 3/15/2016	14,651,000	15,127,260
John Deere Owner Trust,
Series 2008-A, Class A3, 4.400%, 4/15/2011(5)	5,458,309	5,525,260
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A, 5.362%, 4/20/2014(2)(5)	271,692	276,156
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3, 1.080%, 1/15/2014	4,125,000	4,165,821
USAA Auto Owner Trust,
Series 2009-2, Class A4, 2.530%, 6/17/2013(5)	7,075,000	7,183,842
Vanderbilt Mortgage and Finance Inc.:
Series 1997-B, Class 2B3, 1.378%, 7/7/2013(1)	3,141,837	2,553,481
Series 2002-B, Class B1, 5.850%, 4/7/2018	163,316	158,732
Series 1997-C, Class 2B3, 1.378%, 8/7/2027(1)	2,658,048	2,121,699
Total Asset-Backed Securities
(Cost $71,286,472)		72,891,238

Collateralized Debt Obligations		0.03%
Anthracite Ltd. (Cayman Islands),
Series 2004-1A, Class G, 3.195%, 2/24/2014(1)(2)(4)(5)	500,000	5,000
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 5.100%, 8/28/2012(2)(4)(5)(6)	800,000	108,720
Crest Ltd. Series 2003-2A (Cayman Islands),
Class PS, 6.000%, 12/28/2013(2)(4)(5)(6)	620,174	68,591
Crest Ltd. Series 2004-1A (Cayman Islands):
Class H2, 7.334%, 10/28/2014(2)(4)(5)	750,000	48,750
Fairfield Street Solar, Class F, 5.117%, 12/28/2014(1)(2)(4)(5)	1,000,000	60,000
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/4/2012**(2)(5)(6)	150,000	75
N-Star Real Estate Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(2)(4)(5)	600,000	153,174
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2012**(2)(5)(6)	250,000	250

Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2013**(2)(5)(6)	350,000	35
Preferred Term Securities XI B-3 Ltd. (Cayman Islands),
Mezzanine Note, 1.858%, 9/24/2033(1)(2)(4)	500,000	61,125
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 10/3/2013**(2)(5)(6)	350,000	70
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013**(2)(5)(6)	500,000	100
Preferred Term Securities XIII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 3/24/2014**(2)(5)(6)	500,000	150
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/17/2014**(2)(5)(6)	500,000	100
Regional Diversified Funding (Cayman Islands),
Series 2004-1, 0.000%, 2/15/2014**(2)(3)(4)(5)(6)	500,000	50
Regional Diversified Funding (Cayman Islands),
Series 2005-1, 0.000%, 3/15/2015**(2)(4)(5)(6)	750,000	75
River North Ltd. (Cayman Islands),
Series 2005-1A, Class SUB, 0.000%, 2/6/2014**(2)(4)(5)(6)	800,000	80
Soloso Bank Pref (Cayman Islands),
0.000%, 10/15/2015**(2)(4)(5)(6)	750,000	75
TIAA Real Estate Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 9.000%, 9/30/2013(2)(4)(5)(6)	250,000	16,750
Tricadia (Cayman Islands),
Series 2003-1, Class PS, 0.000%, 12/15/2013**(2)(4)(5)(6)	250,000	25
Total Collateralized Debt Obligations
(Cost $10,222,650)		523,195

Commercial Mortgage-Backed Securities		3.04%
Crown Castle Towers LLC:
5.495%, 1/15/2017(2)	4,500,000	4,626,468
6.113%, 1/15/2020(2)	8,975,000	9,405,620
Series 2006-1A, Class F, 6.650%, 11/15/2036(2)	3,000,000	3,180,930
Series 2006-1A, Class G, 6.795%, 11/15/2036(2)	10,363,000	10,987,993
GTP Towers Issuer LLC,
8.112%, 2/15/2015(2)(4)	15,000,000	15,134,250
SBA CMBS Trust,
Series 2006-1A, Class C, 5.559%, 11/15/2036(2)	3,300,000	3,411,375
Total Commercial Mortgage-Backed Securities
(Cost $45,464,819)		46,746,636

Residential Mortgage-Backed Securities		0.20%
Banc of America Funding Corp.:
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	500,000	299,222
Series 2005-4, Class 2A4, 5.500%, 8/1/2035	1,000,000	614,437
Banc of America Mortgage Securities Inc.:
Series 2005-2, Class 1A12, 5.500%, 3/25/2035	312,117	257,703
Series 2005-8, Class A14, 5.500%, 9/25/2035	1,000,000	616,148
Bank of America Alternative Loan Trust,
Series 2005-4, Class CB9, 5.500%, 5/25/2035	833,000	582,759
Bear Stearns Co.,
Series 2003-7, Class 4A, 4.914%, 10/25/2033(1)	138,637	138,218
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-2, Class 3A1, 5.480%, 11/25/2014(1)(5)	207,559	202,827
Provident Funding Mortgage Loan Trust,
Series 2004-1, Class 1A1, 2.486%, 4/25/2034(1)	109,500	105,138
WAMU Mortgage Pass-Through Certificates,
Series 2003-AR3, Class B1, 2.640%, 4/25/2033(1)	44,519	23,360
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-E, Class A1, 4.856%, 11/25/2039(1)	186,776	183,576
Total Residential Mortgage-Backed Securities
(Cost $4,320,072)		3,023,388

Agency Mortgage-Backed Securities		26.52%
FHLMC:
Gold Pool #G00336, 6.000%, 10/1/2024	142,521	153,951
Pool #781804, 5.054%, 7/1/2034(1)	1,672,881	1,767,446
Pool #781811, 5.131%, 7/1/2034(1)	739,524	783,201
Pool #781958, 5.077%, 9/1/2034(1)	2,013,813	2,129,219
Gold Pool #G08061, 5.500%, 6/1/2035	1,060,088	1,122,053
Gold Pool #G08079, 5.000%, 9/1/2035	17,550,070	18,171,220
Gold Pool #G01960, 5.000%, 12/1/2035	5,593,186	5,791,146
Gold Pool #A41748, 5.000%, 1/1/2036	6,848,624	7,091,017
Gold Pool #A42128, 5.500%, 1/1/2036	9,085,343	9,616,408
Gold Pool #G02064, 5.000%, 2/1/2036	8,632,329	8,937,853
Gold Pool #G05200, 5.000%, 5/1/2036	22,565,763	23,364,433
Gold Pool #G02386, 6.000%, 11/1/2036	15,812,455	17,006,042
Pool #1G1317, 5.965%, 11/1/2036(1)	12,647,588	13,489,968
Gold Pool #G03189, 6.500%, 9/1/2037	24,794,741	26,995,647

FNMA:
Pool #995749, 4.000%, 5/25/2024	29,689,496	30,158,857
Pool #AC8938, 4.500%, 1/1/2025(7)	30,146,514	31,310,260
Pool #932361, 4.000%, 1/1/2025	29,946,857	30,420,287
Pool #779610, 4.952%, 6/1/2034(1)	314,049	329,353
Pool #725705, 5.000%, 8/1/2034	2,400,088	2,485,370
Pool #809893, 5.059%, 3/1/2035(1)	1,409,581	1,487,924
Pool #809894, 4.873%, 3/1/2035(1)	1,392,751	1,452,133
Pool #255706, 5.500%, 5/1/2035	13,083,886	13,826,187
Pool #735897, 5.500%, 10/1/2035	7,173,719	7,580,713
Pool #836496, 5.000%, 10/1/2035	11,185,473	11,567,379
Pool #850582, 5.500%, 1/1/2036	3,834,119	4,051,643
Pool #845471, 5.000%, 5/1/2036	1,417,459	1,451,460
Pool #888016, 5.500%, 5/1/2036(7)	15,255,116	16,120,599
Pool #190377, 5.000%, 11/1/2036	14,183,291	14,667,551
Pool #256526, 6.000%, 12/1/2036	23,866,493	25,205,618
Pool #888405, 5.000%, 12/1/2036	3,368,534	3,483,546
Pool #907772, 6.000%, 12/1/2036	8,150,595	8,607,917
Pool #910881, 5.000%, 2/1/2037	11,959,793	12,246,673
Pool #889108, 6.000%, 2/1/2038	16,344,974	17,387,212
Pool #257161, 5.500%, 4/1/2038	34,600,485	36,491,263
GNMA,
Pool #550656, 5.000%, 9/15/2035	1,646,491	1,719,835
Total Agency Mortgage-Backed Securities
(Cost $391,878,223)		408,471,384

Total Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities, & Agency Mortgage Backed Securities
(Cost $523,172,236)		531,655,841

U.S. GOVERNMENT & AGENCY OBLIGATIONS	4.52%
FDIC Guaranteed:
The Goldman Sachs Group Inc.,
3.250%, 6/15/2012	3,090,000	3,223,639
FHLMC,
4.750%, 11/17/2015	60,825,000	66,251,259
FNMA,
8.200%, 3/10/2016	55,000	69,625
Total U.S. Government & Agency Obligations
(Cost $66,238,138)		69,544,523

U.S. TREASURY BONDS & NOTES	10.78%
U.S. Treasury Bonds:
6.000%, 2/15/2026	13,000,000	15,331,888
5.500%, 8/15/2028	14,000,000	15,684,382
4.375%, 2/15/2038	13,500,000	12,841,888
4.375%, 11/15/2039	15,000,000	14,189,070

U.S. Treasury Notes:
4.500%, 2/28/2011	28,300,000	29,359,043
1.375%, 4/15/2012	13,000,000	13,094,458
1.875%, 6/15/2012	38,000,000	38,629,394
4.500%, 5/15/2017	25,000,000	26,984,400
Total U.S. Treasury Bonds & Notes
(Cost $167,670,352)		166,114,523

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS	0.18%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.042%)	2,772,568	2,772,568

Total Money Market Mutual Funds
(Cost $2,772,568)		2,772,568

Total Investments
(Cost $1,527,541,537)	99.89%	1,538,576,385

Other Assets in Excess of Liabilities	0.11%	1,672,134

Net Assets	100.00%	$1,540,248,519

Westcore Plus Bond Fund
Country Breakdown as of March 31, 2010 (Unaudited)
Country	Market Value	%
United States	$1,434,926,789	93.16%
Canada	36,245,512	2.35%
Australia	27,278,259	1.77%
United Kingdom	18,718,476	1.22%
Netherlands	11,862,028	0.77%
Switzerland	9,022,126	0.59%
Cayman Islands	523,195	0.03%
Total Investments	1,538,576,385	99.89%
Other Assets in Excess of Liabilities	1,672,134	0.11%
Net Assets	$1,540,248,519	100.00%

Please note the country classification is based on the domicile of the issuer and is unaudited.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

See Notes to Quarterly Statements of Investments.

**Non-income producing security.
(1)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(2)This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers. Please note that as of March 31, 2010, the Adviser, under supervision of the Board of Trustees, has determined a liquid trading market exists for 6.87% of the Fund's net assets that are invested in 144A securities.

						Market Value
		Maturity			Market	as Percentage
Issuer Description	Coupon	Date	Acquisition Date	Cost	Value	of Net Assets
American Honda Finance Corp.	5.125%	12/15/10	12/12/05	$ 3,599,204	$ 3,708,522	0.24%
Anthracite Ltd., Series 2004-1A, Class G	3.195%	2/24/14	3/16/04	500,000	5,000	0.00%
BAE Systems Holdings Inc.	4.750%	8/15/10	7/20/05 - 12/15/05	1,773,642	1,799,209	0.12%
BMW US Capital Inc.	5.730%	11/1/15	10/16/07	12,000,000	13,125,480	0.85%
Cox Enterprises Inc.	7.875%	9/15/10	8/19/04 - 8/2/05	3,030,677	3,090,204	0.20%
Crest Ltd., Series 2003-1A, Class PS	5.100%	8/28/12	4/22/03	618,486	108,720	0.01%
Crest Ltd., Series 2003-2A, Class PS	6.000%	12/28/13	11/25/03	442,899	68,591	0.01%
Crest Ltd. Series 2004-1A:
Class H2	7.334%	10/28/14	10/22/04	715,091	48,750	0.00%
Fairfield Street Solar, Class F	5.117%	12/28/14	11/24/04	1,000,000	60,000	0.00%
Crown Castle Towers LLC	5.495%	1/15/17	1/8/10	4,500,000	4,626,468	0.30%
Crown Castle Towers LLC	6.113%	1/15/20	1/8/10	8,975,000	9,405,620	0.61%
Crown Castle Towers LLC:
Series 2006-1A, Class F	6.650%	11/15/36	10/19/09	3,054,043	3,180,930	0.21%
Series 2006-1A, Class G	6.795%	11/15/36	10/22/09	10,620,563	10,987,993	0.71%
Emigrant Capital Trust II	2.906%	4/14/34	8/11/04	845,914	298,709	0.02%
Eszoplicone Royalty SUB LLC, Series IV	12.000%	3/15/14	7/29/05	723,960	629,845	0.04%
First Tennessee Bank	3.750%	-	3/16/05	1,500,000	913,594	0.06%
FMR Corp.	7.490%	6/1519	3/6/07	5,738,986	5,634,495	0.37%
Fontainebleau Las Vegas Holdings LLC	10.250%	6/15/15	9/12/07 - 11/8/07	7,455,477	133,575	0.01%
GTP Towers Issuer LLC	8.112%	2/15/15	2/11/10	15,000,000	15,134,250	0.98%
HCA Inc.	7.875%	2/15/20	10/26/09	7,220,070	7,293,156	0.47%
Indianapolis Power & Light Co.	6.300%	7/1/13	7/30/03 - 2/6/06	401,516	440,956	0.03%
I-Preferred Term Securities I Ltd.	-%	12/4/12	11/21/02	150,000	75	0.00%
L-3 Communications Corp.	5.200%	10/15/19	9/29/09	3,388,289	3,423,307	0.22%
Manufacturers & Traders Trust Co.	1.751%	4/1/13	3/25/03 - 7/15/05	524,010	512,565	0.03%
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A	5.362%	4/20/14	10/31/06	271,688	276,156	0.02%
Northern Natural Gas Co.	5.375%	10/31/12	10/9/02	349,837	379,140	0.03%
N-Star Real Estate Ltd, Series 2004-2A, Class C2B	6.591%	6/28/14	6/16/04	562,528	153,174	0.01%
Potlatch Corp.	7.500%	11/1/19	12/14/09 - 12/16/09	14,789,190	15,023,077	0.98%
Preferred Term Securities VI Ltd.	-%	7/3/12	6/13/02	250,000	250	0.00%
Preferred Term Securities X Ltd.	-%	7/3/13	6/16/03	350,000	35	0.00%
Preferred Term Securities XI B-3 Ltd.	1.858%	9/24/33	6/2/05	502,818	61,125	0.01%
Preferred Term Securities XI Ltd.	-%	10/3/13	9/9/03	350,000	70	0.00%
Preferred Term Securities XII Ltd.	-%	12/24/13	12/9/03 - 1/7/05	506,795	100	0.00%
Preferred Term Securities XIII Ltd.	-%	3/24/14	3/9/04	500,000	150	0.00%
Preferred Term Securities XIV Ltd.	-%	6/17/14	6/9/04	500,000	100	0.00%
Prime Property Funding	5.600%	6/15/11	11/2/05 - 12/15/05	2,416,497	2,503,206	0.16%
Regional Diversified Funding, Series 2004-1	-%	2/15/14	2/13/04	486,186	50	0.00%
Regional Diversified Funding, Series 2005-1	-%	3/15/15	3/21/05	750,000	75	0.00%
River North Ltd, Series 2005-1A, Class SUB	-%	2/6/14	12/22/04	800,000	80	0.00%
SBA CMBS Trust, Series 2006-1A, Class C	5.559%	11/15/36	10/30/06 - 11/1/06	3,315,213	3,411,375	0.22%
Soloso Bank Pref	-%	10/15/15	8/3/05	744,751	75	0.00%
Sweetwater Investors LLC	5.875%	5/15/14	5/31/05 - 12/15/05	379,653	363,150	0.02%
Tenaska Alabama II Partners LP	6.125%	3/30/23	10/9/03 - 11/9/05	247,215	243,377	0.02%
Tenaska Virginia Partners LP	6.119%	3/30/24	4/29/04 - 1/19/05	214,994	212,664	0.01%
Tesco PLC	5.500%	11/15/17	10/29/07	4,982,972	5,366,150	0.35%
TIAA Real Estate Ltd., Series 2003-1A, Class PS	9.000%	9/30/13	10/16/03	250,000	16,750	0.00%
Times Square Hotel Trust	8.528%	8/1/26	8/3/01	362,622	381,061	0.03%
Tricadia, Series 2003-1A, Class PS	-%	12/15/13	12/10/03	243,096	25	0.00%
Tuckahoe Credit Lease Trust	9.310%	10/20/25	12/11/09	4,466,143	4,821,920	0.31%
WEA Finance LLC / WT Finance Aust Property Ltd.	7.500%	6/2/14	5/26/09	8,346,243	9,432,303	0.61%
Westfield Capital	5.700%	10/1/16	9/21/06	5,990,277	6,171,636	0.40%
West Fraser Timber Co. Ltd.	5.200%	10/15/14	6/12/06 - 7/20/09	7,842,756	8,068,389	0.52%
WPD Holdings	7.250%	12/15/17	10/15/03 - 6/30/06	857,947	892,498	0.06%
				$ 155,407,248	$ 142,408,175	9.25%

(3) Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.

(4) This security has been valued in good faith by or under the direction of the Board of Trustees. As of March 31, 2010 these securities represented 2.42% of the Fund's net assets.

(5) The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(6) This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

(7) When-Issued Security.  Cash equivalents are segregated equal to the purchase price.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF MARCH 31, 2010 (Unaudited)
	Principal Amount	Market Value
CERTIFICATES OF PARTICIPATION		15.65%
Adams 12 Five Star Schools, Certificate of Participation,
4.500%, 12/1/2027, Optional 12/1/2018 @ 100.00	$600,000	$600,822
Adams County, Certificate of Participation,
5.000%, 12/1/2025, Optional 12/1/2018 @ 100.00	1,200,000	1,261,860
Auraria Higher Education Center, Certificate of Participation,
6.000%, 5/1/2024, Optional 5/1/2019 @ 100.00	499,000	539,324
City of Aurora, Certificate of Participation,
5.000%, 12/1/2026, Optional 12/1/2019 @ 100.00	1,000,000	1,057,200
City of Thornton, Certificate of Participation,
4.000%, 12/1/2022, AMBAC	250,000	239,895
Colorado State Higher Education, Cons. Lease Pur., Certificates of Participation:
5.250%, 11/1/2023, Optional 11/1/2018 @ 100.00	1,000,000	1,092,940
5.000%, 11/1/2025	1,000,000	1,049,780
Colorado State, Certificate of Participation, University of Colorado at Denver Health Sciences Center Fitzsimons Academic,
5.000%, 11/1/2018, Optional 11/1/2015 @ 100.00, NATL-RE	700,000	731,423
Denver City & County, Certificate of Participation, Denver Botanic Gardens,
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	625,000	678,775
Douglas & Elbert Counties School District No. Re-1, Certificate of Participation,
5.000%, 1/15/2025, Optional 1/15/2019 @ 100.00	1,000,000	1,046,930
Eagle County, Certificate of Participation, Justice Center Project,
5.250%, 12/1/2023, Optional 12/1/2018 @ 100.00	500,000	546,840
El Paso County, Certificates of Participation, Detention Facility Project:
5.375%, 12/1/2019, Optional 12/1/2012 @ 100.00, AMBAC	500,000	521,725
5.375%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	1,000,000	1,040,870
Fort Collins, Certificates of Participation:
5.000%, 6/1/2012	1,000,000	1,079,610
5.375%, 6/1/2023, Optional 6/1/2014 @ 100.00, AMBAC	1,000,000	1,057,960
Garfield County Public Library District, Certificate of Participation,
5.000%, 12/1/2024, Optional 12/1/2019 @ 100.00	675,000	681,649

Northern Colorado Water Conservancy District, Certificate of Participation,
5.625%, 10/1/2018, Optional 10/1/2012 @ 100.00, NATL-RE	510,000	537,331
Pueblo Co., Certificate of Participation, Police Complex Project,
5.500%, 8/15/2018, Assured Guaranty	500,000	546,495
Regional Transportation District, Certificates of Participation:
4.500%, 6/1/2019, Optional 6/1/2015 @ 100.00, AMBAC	620,000	625,933
5.000%, 12/1/2022, Optional 12/1/2017 @ 100.00, AMBAC	1,000,000	1,046,510
5.000%, 11/1/2024, Prerefunded 11/1/2013 @ 100.00	1,000,000	1,129,010
University of Colorado, Certificate of Participation,
5.000%, 6/1/2023, Prerefunded 6/1/2013 @ 100.00	150,000	166,154

Total Certificates of Participation
(Cost $16,987,729)		17,279,036

GENERAL OBLIGATION BONDS		34.12%
County-City-Special District-School District		34.12%
Adams & Arapahoe Counties Joint School District 28J:
5.350%, 12/1/2015, Escrowed to Maturity	260,000	306,634
6.250%, 12/1/2026, Optional 12/1/2018 @ 100.00	1,250,000	1,451,937
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC	2,385,000	1,212,152
Adams County School District 12, Series A,
5.000%, 12/15/2020, Prerefunded 12/15/2011 @ 100.00, NATL-RE	500,000	536,615
Arapahoe County School District 5,
5.000%, 12/15/2026, Optional 12/15/2018 @ 100.00	1,000,000	1,090,380
Arapahoe County School District No. 6 Littleton,
5.250%, 12/1/2021, Optional 12/1/2012 @ 100.00, NATL-RE FGIC	500,000	540,955
Arapahoe Park & Recreation District,
5.250%, 12/1/2022, Optional 12/1/2012 @ 100.00, NATL-RE FGIC	750,000	766,695
Basalt Colorado Sanitation District,
5.000%, 12/1/2018, Optional 12/1/2011 @ 100.00, AMBAC	125,000	128,915
Boulder County Open Space Capital Improvement Tr Fd,
5.400%, 8/15/2015, Prerefunded 8/15/2010 @ 100.00	500,000	509,195

Boulder Valley School District No Re-2 ,
4.500%, 12/1/2025, Optional 6/1/2019 @ 100.00	775,000	810,472
Cherry Creek North Business Improvement District No. 1,
5.000%, 12/1/2028, Optional 12/1/2019 @ 100.00	875,000	899,920
City & County of Denver Board Water Commissioners,
5.500%, 10/1/2011	250,000	268,057
City & County of Denver Justice System,
5.000%, 8/1/2025, Optional 8/1/2018 @ 100.00	750,000	821,483
City & County of Denver, School District No. 1, Series A,
5.500%, 12/1/2022, FGIC	500,000	594,160
Clear Creek County School District Re-1,
4.300%, 12/1/2013, Optional 12/1/2012 @ 100.00, FSA	125,000	133,225
Denver City & County School District No. 1:
5.000%, 12/1/2018	1,000,000	1,144,830
5.250%, 12/1/2025, Optional 6/1/2019 @ 100.00	1,500,000	1,670,415
Denver West Metropolitan District:
4.050%, 12/1/2013	500,000	512,095
4.250%, 12/1/2016, Optional 12/1/2015 @ 100.00	140,000	131,615
Douglas & Elbert Counties School District Re-1:
zero coupon, 12/15/2015	2,000,000	1,699,600
5.250%, 12/15/2016, Prerefunded 12/15/2011 @ 100.00, NATL-RE	500,000	538,275
5.250%, 12/15/2017, Prerefunded 12/15/2011 @ 100.00, NATL-RE	1,000,000	1,076,550
5.000%, 12/15/2023, Optional 12/15/2017 @ 100.00	1,250,000	1,361,337
Eagle Bend, Metropolitan District 2,
4.500%, 12/1/2025, Optional 12/1/2015 @ 100.00, RADIAN	400,000	379,692
Eagle, Garfield & Routt Counties School District Re-50J,
5.000%, 12/1/2026, Optional 12/1/2016 @ 100.00, FSA	1,000,000	1,066,880
Eagle-Vail Metropolitan District,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	400,000	416,768
El Paso County School District 2:
5.250%, 12/1/2012, Optional 12/1/2010 @ 100.00, NATL-RE	250,000	257,060
5.000%, 12/1/2023, Optional 12/1/2012 @ 100.00, NATL-RE	250,000	260,055
El Paso County School District 12,
5.000%, 9/15/2013, Optional 9/15/2012 @ 100.00	1,000,000	1,089,890
El Paso County School District No. 20,
zero coupon, 12/15/2013	500,000	461,035

Evergreen Park & Recreation District,
5.250%, 12/1/2017, Prerefunded 12/1/2010 @ 100.00, AMBAC	115,000	118,748
Fraser Valley, Metropolitan Recreation District,
5.000%, 12/1/2025, Optional 12/1/2017 @ 100.00	500,000	526,590
Garfield County, Garfield School District Re-2:
4.750%, 12/1/2025, Optional 12/1/2016 @ 100.00	1,000,000	1,046,350
5.000%, 12/1/2027, Optional 12/1/2016 @ 100.00, AGM	250,000	264,612
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1,
5.000%, 12/15/2020, Optional 12/15/2014 @ 100.00, AGM	500,000	533,505
Gunnison Watershed School District No. Re 1J:
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	1,000,000	1,111,480
5.000%, 12/1/2028, Optional 12/1/2018 @ 100.00	1,200,000	1,290,612
Jefferson County School District R-1:
5.250%, 12/15/2024	1,500,000	1,757,370
5.000%, 12/15/2024, Optional 12/15/2014 @ 100.00, AGM	1,000,000	1,149,160
5.250%, 12/15/2025, Optional 12/15/2016 @ 100.00, AGM	500,000	543,995
La Plata County School District 9-R:
5.250%, 11/1/2020, Prerefunded 11/1/2012 @ 100.00, NATL-RE	125,000	138,341
5.125%, 11/1/2023, Optional 11/1/2013 @ 100.00, NATL-RE	100,000	106,269
Larimer County, Poudre School District R-1,
6.000%, 12/15/2017, Prerefunded 12/15/2010 @ 100.00, FGIC	1,000,000	1,039,350
Lincoln Park, Metropolitan District,
5.625%, 12/1/2020, Optional 12/1/2017 @ 100.00	250,000	250,365
Mesa County Valley School District 51 Grand Junction:
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, NATL-RE	525,000	566,706
5.000%, 12/1/2022, Optional 12/1/2013 @ 100.00, NATL-RE	300,000	322,758
5.000%, 12/1/2024, Optional 12/1/2014 @ 100.00, NATL-RE	1,000,000	1,068,720
Moffat County School District No. Re-1 Craig,
5.250%, 12/1/2026, Optional 12/1/2017 @ 100.00, AGM	1,030,000	1,119,765
Pitkin County Open Space Acquisition,
5.250%, 12/1/2018, Prerefunded 12/1/2010 @ 100.00, AMBAC	340,000	351,081

Pitkin County School District No. 001, Aspen:
5.000%, 12/1/2020, Prerefunded 12/1/2011 @ 100.00, FGIC	150,000	160,734
5.375%, 12/1/2026, Optional 12/1/2019 @ 100.00	225,000	253,206
Pueblo County School District 60,
5.000%, 12/15/2022	500,000	571,335
Pueblo County School District 70,
5.000%, 12/1/2015, Optional 12/1/2011 @ 100.00, NATL-RE	165,000	171,879
Rio Blanco County School District No. Re-1 Meeker,
5.250%, 12/1/2022, Optional 12/1/2018 @ 100.00	575,000	638,653
Summit County, Summit County School District Re-1,
5.000%, 12/1/2023, Optional 12/1/2014	200,000	212,680
Weld & Adams County School District Re-3,
5.000%, 12/15/2021, Prerefunded 12/15/2014 @ 100.00, AGM	200,000	230,320

Total General Obligation Bonds
(Cost $36,369,874)		37,681,476

REVENUE BONDS		46.71%
Airports		2.35%
City & County of Denver Airport Series A Revenue:
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA	1,000,000	1,066,300
5.250%, 11/15/2028, Optional 11/15/2019 @ 100.00	1,000,000	1,045,230
Walker Field CO Public Airport Authority,
5.000%, 12/1/2022, Optional 12/1/2017	500,000	484,025
		2,595,555

General		1.73%
Boulder County Open Space Capital Improvement Tr Fd,
5.000%, 12/15/2025, Optional 12/15/2018 @ 100.00	1,000,000	1,080,380
Park Meadows Business Improvement District Sinking Fund,
5.000%, 12/1/2017, Average Life 9/1/2014	250,000	241,955
Town of Castle Rock Co., Sales and Use Tax Revenue,
6.000%, 6/1/2023, Optional 6/1/2018 @ 100.00, Assured Guaranty	500,000	591,080
		1,913,415

Higher Education		6.88%
City of Colorado Springs, Revenue Refunding Bonds, The Colorado College Project,
4.375%, 6/1/2026, Optional 6/1/2015 @ 100.00	500,000	503,530

Colorado Educational & Cultural Facilities Authority:
Pikes Peak College,
5.000%, 12/1/2021, Optional 12/1/2011 @ 100.00, AMBAC	150,000	152,009
Regis University,
5.000%, 6/1/2020, Optional 6/1/2011 @ 100.00, AMBAC	200,000	202,694
University of Denver:
5.000%, 3/1/2018, Optional 9/1/2015 @ 100.00, NATL-RE	500,000	535,595
5.000%, 3/1/2021, Optional 9/1/2015 @ 100.00, MBIA-RE FGIC	300,000	314,436
Colorado School of Mines Auxiliary Facility Revenue Enterprise:
5.250%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	85,000	87,213
5.250%, 12/1/2020, Prerefunded 12/1/2012 @ 100.00, AMBAC	420,000	466,259
Colorado State Board of Governors ,
5.250%, 3/1/2024, Optional 3/1/2017, NATL-RE	500,000	540,800
Colorado State Board of Governors University - Enterprise Revenue Bonds,
5.000%, 12/1/2020, Prerefunded 12/1/2015 @ 100.00, XLCA	500,000	578,915
Colorado State College Board of Trustees, Auxiliary Facilities System - Enterprise Revenue Bonds,
5.000%, 5/15/2022, Optional 5/15/2013, MBIA	660,000	684,163
Fort Lewis College Board,
4.625%, 10/1/2026, Optional 10/17/2017 @ 100.00, NATL-RE	500,000	502,670
Mesa State College, Auxiliary Facility Enterprise Revenue,
5.700%, 5/15/2026, Optional 11/15/2017 @ 100.00	250,000	301,072
University of Colorado Enterprise Systems Revenue Series A:
5.100%, 6/1/2016, Prerefunded 6/1/2011 @ 100.00	150,000	157,938
5.375%, 6/1/2026, Prerefunded 6/1/2011 @ 100.00	325,000	343,226
University of Colorado Enterprise Systems Revenue Series B:
5.000%, 6/1/2024, Prerefunded 6/1/2013 @ 100.00, FGIC	150,000	167,384
5.000%, 6/1/2026, Optional 6/1/2015 @ 100.00, NATL-RE	750,000	789,210
University of Northern Colorado Auxiliary Facilities:
5.000%, 6/1/2016, Optional 6/1/2011 @ 100.00, AMBAC	500,000	510,600
5.000%, 6/1/2023, Optional 6/1/2011 @ 100.00, AMBAC	250,000	252,467

Western State College,
5.000%, 5/15/2034, Optional 5/15/2019 @ 100.00	500,000	504,710
		7,594,891

Medical		13.98%
Aspen Valley Hospital District,
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	600,000	558,138
Aurora Colorado Hospital Revenue, Children's Hospital,
5.000%, 12/1/2022, Optional 12/1/2018 @ 100.00, AGM	1,000,000	1,055,260
Colorado Health Facilities Authority, Poudre Valley Health, Series A,
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00	1,000,000	996,830
Colorado Health Facilities Authority Revenue, Adventist Sunbelt:
5.125%, 11/15/2020, Prerefunded 11/15/2016 @ 100.00	345,000	398,930
5.250%, 11/15/2027, Optional 11/15/2016 @ 100.00(1)	1,000,000	1,008,270
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives:
5.250%, 9/1/2021, Prerefunded 9/1/2011 @ 100.00	500,000	532,135
5.250%, 7/1/2024, Optional 7/1/2019 @ 100.00	1,000,000	1,057,650
5.500%, 3/1/2032, Escrowed to maturity, Callable 3/1/2012 @ 100.00	500,000	523,505
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Optional 12/1/2015 @ 100.00	500,000	473,890
Colorado Health Facilities Authority Revenue, Evangelical Lutheran:
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	500,000	497,245
5.250%, 6/1/2023, Optional 6/1/2016 @100.00	400,000	389,236
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 9/1/2010	205,000	206,720
5.000%, 9/1/2011	210,000	214,906
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	450,000	454,216
5.000%, 9/1/2025, Optional 9/1/2017 @ 100.00	450,000	440,055
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center,
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	940,000	955,482
Colorado Health Facilities Authority Revenue, Valley View Hospital Association,
5.000%, 5/15/2027, Optional 5/15/2017 @ 100.00	250,000	236,240

Colorado Health Facilities Authority Revenue, Yampa Valley Medical Center,
5.000%, 9/15/2022, Optional 9/15/2017 @ 100.00	850,000	817,964
Denver Health & Hospital Authority:
5.000%, 12/1/2018, Optional 12/1/2016	500,000	492,385
5.000%, 12/1/2020, Optional 12/1/2016	500,000	479,235
6.000%, 12/1/2031, Prerefunded 12/1/2011 @ 100.00	2,000,000	2,169,000
University of Colorado Hospital Authority:
5.250%, 11/15/2022, Callable upon 30 days notice @ 100.00, AMBAC	1,000,000	1,000,390
5.600%, 11/15/2031, Prerefunded 11/15/2011 @100.00	445,000	477,650
		15,435,332

Other		0.18%
Boulder County, (Atmospheric Research),
5.000%, 9/1/2022, Optional 9/1/2011 @ 100.00, NATL-RE	200,000	203,296

Special Tax		7.38%
Aurora Colorado Golf Course Enterprise:
4.125%, 12/1/2013	110,000	110,570
4.250%, 12/1/2014	125,000	124,316
4.375%, 12/1/2015	125,000	121,908
Broomfield Sales & Use Tax,
5.200%, 12/1/2017, Optional 12/1/2012 @ 100.00, AMBAC	500,000	527,830
Colorado Educational & Cultural Facilities Authority:
Academy Charter School:
5.000%, 12/15/2015, Mandatory Sinking Fund 12/15/2013 @ 100.00	390,000	410,062
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG	180,000	184,095
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG	250,000	236,357
Ave Maria School,
6.000%, 12/1/2016, RADIAN, Prerefunded 12/1/2010 @ 100.00	125,000	129,264
Bromley East Charter School,
5.125%, 9/15/2025, Optional 9/15/2015 @ 100.00, XLCA	500,000	507,445
Kent Denver School:
5.000%, 10/1/2019	115,000	122,229
5.000%, 10/1/2030, Optional 10/1/2019 @ 100.00	500,000	502,245
Denver City & County Golf Enterprise:
5.500%, 9/1/2012, Mandatory Sinking Fund 9/1/2010 @ 100.00	250,000	255,830
4.600%, 9/1/2015	185,000	185,255
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	350,000	348,324
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	500,000	493,710

Grand Junction Leasing Authority Capital Improvement:
5.000%, 6/15/2020, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	418,922
5.000%, 6/15/2023, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	416,029
Greeley, Weld County Sales & Use Tax,
5.150%, 10/1/2015, Prerefunded 10/1/2010 @ 100.00, NATL-RE	500,000	511,895
Longmont, Boulder County Sales & Use Tax,
5.500%, 11/15/2015, Prerefunded 11/15/2010 @ 100.00	300,000	309,567
Northwest Parkway Public Highway Authority Revenue,
zero coupon, 6/15/2025, convertible to 5.80% until 6/15/2025, AGM, Prerefunded 6/15/2016 @ 100.00	960,000	1,049,654
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	100,000	103,115
4.750%, 6/1/2017, Optional 6/1/2016 @ 100.00	325,000	329,306
Thornton, Adams County Sales & Use Tax, Open Space & Parks,
5.250%, 9/1/2016, Optional 9/1/2011 @ 100.00, AGM	500,000	522,285
Westminster Sales & Use Tax,
5.000%, 12/1/2014, Optional 12/1/2011 @ 100.00	220,000	229,937
		8,150,150

Utility		14.21%
Arapahoe County Water & Wastewater Authority Revenue,
4.250%, 12/1/2025, Optional 12/1/2016 @ 100.00, AGM	450,000	458,073
Arkansas River Power Authority,
5.875%, 10/1/2026, SF 10/1/2022, XLCA	1,000,000	1,029,130
Boulder County Water & Sewer,
5.300%, 12/1/2012, Prerefunded 12/1/2010 @ 100.00	125,000	129,114
Brighton Colorado Water Activity Enterprise,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	1,515,000	1,602,885
Broomfield Water Activity Enterprise:
5.500%, 12/1/2018, Optional 12/1/2010 @ 101.00, NATL-RE	500,000	515,580
4.750%, 12/1/2022, Optional 12/1/2012 @ 100.00, NATL-RE	125,000	125,829
Colorado Springs Colorado Utilities Revenue,
5.000%, 11/15/2027, Optional 11/15/2019 @ 100.00	1,275,000	1,317,725

Colorado Water Resources & Power Development Authority, Drinking Water,
5.000%, 9/1/2017, Optional 9/1/2012 @ 100.00	500,000	526,805
Colorado Water Resources & Power Development Authority, Parker Water & Sanitation District,
5.000%, 9/1/2026, Optional 9/1/2014 @ 100.00, NATL-RE	500,000	496,110
Colorado Water Resources & Power Development Authority, Small Water Resources:
5.700%, 11/1/2015, Optional 11/1/2010 @ 100.00, FGIC	265,000	269,502
5.700%, 11/1/2015, Prerefunded 11/1/2010 @ 100.00, FGIC	235,000	242,076
5.800%, 11/1/2020, Optional 11/1/2010 @ 100.00	800,000	810,760
Colorado Water Resources & Power Development Authority, Waste Water Revolving Fund,
5.500%, 9/1/2019	500,000	590,500
Denver City & County Board of Water Commissioners,
5.000%, 12/15/2029, Optional 12/15/2017 @ 100.00	1,500,000	1,590,225
Eagle River Water & Sanitation District,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	450,000	469,584
Fort Collins Colorado Waste Water Utility Enterprise:
5.000%, 12/1/2026, Optional 12/1/2018 @ 100.00	1,000,000	1,087,740
5.000%, 12/1/2027, Optional 12/1/2018 @ 100.00	465,000	503,302
Fort Collins, Larimer County Colorado Stormwater Utilities,
4.875%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	250,000	257,345
Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022, Optional 11/15/2013 @ 100.00, AGM	150,000	157,152
Greeley Colorado Water Revenue,
4.200%, 8/1/2024, Optional 8/1/2016 @ 100.00	1,200,000	1,207,896
Platte River Power Authority,
5.000%, 6/1/2027, Optional 6/1/2019 @ 100.00	1,500,000	1,621,110
Pueblo County Pollution Control Public Service of Colorado Project,
5.100%, 1/1/2019, Optional 1/1/2011 @ 100.00, AMBAC	150,000	150,915
Thornton Colorado Water Enterprise,
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, MBIA	500,000	530,820
		15,690,178

Total Revenue Bonds
(Cost $50,946,934)		51,582,817

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS	2.24%
Fidelity Institutional Money Market Tax Exempt - Class I (7 Day Yield 0.109%)	2,475,271	2,475,271

Total Money Market Mutual Funds
(Cost $2,475,271)		2,475,271

Total Investments
(Cost $106,779,808)	98.72%	109,018,600

Other Assets in Excess of Liabilities	1.28%	1,410,477

Net Assets	100.00%	$110,429,077

Westcore Colorado Tax-Exempt Fund
Country Breakdown as of March 31, 2010 (Unaudited)
Country	Market Value	%
United States	$109,018,600	98.72%
Total Investments	109,018,600	98.72%
Other Assets in Excess of Liabilities	1,410,477	1.28%
Net Assets	$110,429,077	100.00%

Please note the country classification is based on the domicile of the issuer and is unaudited.

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited.

(1)   The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS
AB	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AMBAC	Ambac Financial Group Inc.
BV	Besloten Vennootschap is a Dutch private limited liability company.
CDO	Collateralized Debt Obligation
CMBS	Commercial Mortgage-Backed Securities
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Farm Service Agency
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MBIA

MBIA Inc. delivers credit enhancement for the obligations of debt such as municipal bonds. The purchase of municipal bond insurance is used to improve or enhance the credit rating of a borrower’s debt financing.

MORAL OBLG

Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

MTN	Medium Term Note followed by applicable series
NA	National Association
NATL-RE	Third party insurer for municipal debt securities
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Co.
RADIAN	Radian Group Inc.
REIT	Real Estate Investment Trust
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SBA	Small Business Administration
SF	Sinking Fund
S.p.A.	Società Per Azioni is an Italian shared company.
SUB	Subordinated Income Note
XLCA	XL Capital Assurance Inc. delivers credit enhancement for the obligations of debt such as municipal bonds

1. Organization

    Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

    The Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax Exempt Funds offer Retail Class shares.

    The Westcore Growth, Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond Funds offer Institutional Class shares.

    All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

    Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

    Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded.  Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”).  Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time.  In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices. Exchange-traded interest rate futures are valued at the settlement price determined by the relevant exchange.

    Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded.  In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

    Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the “evaluated” bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

    Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

    When market quotations are not readily available or when events occur that make established valuation methods unreliable, such as company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions occurring after the relevant foreign market has closed but prior to the Fund’s valuation time, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

   Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of March 31, 2010, all funds were primarily invested in U.S. based issuers except Westcore International Frontier Fund.  In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a spot or forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    As of March 31, 2010, the International Frontier Fund had no outstanding foreign currency contracts.

    Securities Lending – The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders’ fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the three month period ended March 31, 2010.

    When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

    Other – For financial reporting purposes, the Funds’ investment holdings include trades executed through the end of the last business day of the period.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds

	Westcore	Westcore
	Growth	MIDCO

 Fund

Growth Fund

As of March 31, 2010
Gross appreciation (excess of value over tax cost)	$ 30,490,379	$ 30,044,116
Gross depreciation (excess of tax cost over value)	(405,745)	(407,285)
Net unrealized appreciation	$ 30,084,634	$ 29,636,831
Cost of investments for income tax purposes	$ 85,589,562	$ 98,232,821

	Westcore	Westcore
	Select	Blue Chip
	Fund	Fund
As of March 31, 2010
Gross appreciation (excess of value over tax cost)	$ 10,932,924	$ 7,837,807
Gross depreciation (excess of tax cost over value)	(522,384)	(1,416,451)
Net unrealized appreciation	$ 10,410,540	$ 6,421,356
Cost of investments for income tax purposes	$ 83,091,961	$ 32,656,619

	Westcore	Westcore
	Mid-Cap	Small-Cap
	Value Fund	Opportunity Fund
As of March 31, 2010
Gross appreciation (excess of value over tax cost)	$ 8,695,783	$ 7,434,315
Gross depreciation (excess of tax cost over value)	(3,823,999)	(2,578,023)
Net unrealized appreciation	$ 4,871,784	$ 4,856,292
Cost of investments for income tax purposes	$ 47,144,988	$ 35,198,400

	Westcore	Westcore	Westcore

Small-Cap

Micro-Cap

International

	Value Fund	Opportunity Fund	Frontier Fund
As of March 31, 2010
Gross appreciation (excess of value over tax cost)	$ 57,651,282	$ 290,497	$ 635,820
Gross depreciation (excess of tax cost over value)	(10,658,891)	(74,396)	(2,057,441)
Net unrealized appreciation	$ 46,992,391	$ 216,101	$ 4,578,379
Cost of investments for income tax purposes	$ 239,870,137	$ 1,647,645	$ 29,672,579

Westcore Bond Funds
	Westcore	Westcore	Westcore

Flexible

Plus Bond

Colorado

	Income Fund	Fund	Tax-Exempt Fund
As of March 31, 2010
Gross appreciation (excess of value over tax cost)	$ 4,111,840	$ 59,820,099	$ 3,017,150
Gross depreciation (excess of tax cost over value)	(19,621,791)	(47,396,663)	(776,633)
Net unrealized appreciation/(depreciation)	$ (15,509,951)	$12,423,436	$ 2,240,517
Cost of investments for income tax purposes	$ 88,399,643	$ 1,526,152,949	$ 106,778,083

4. Fair Value Measurements

    A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

            The three-tier hierarchy is summarized as follows:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

      The following is a summary of the inputs used as of March 31, 2010 in valuing the Funds’ assets:

Westcore Growth Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 113,597,700	$ –	$ –	$ 113,597,700
Money Market Mutual Funds	2,076,496	–	–	2,076,496
TOTAL	$ 115,674,196	$ –	$ –	$ 115,674,196

Westcore MIDCO Growth Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 124,543,015	$ –	$ –	$ 124,543,015
Money Market Mutual Funds	3,326,637	–	–	3,326,637
TOTAL	$ 127,869,652	$ –	$ –	$ 127,869,652

Westcore Select Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 91,080,195	$ –	$ –	$ 91,080,195
Money Market Mutual Funds	2,422,306	–	–	2,422,306
TOTAL	$ 93,502,501	$ –	$ –	$ 93,502,501

Westcore Blue Chip Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 38,260,422	$ –	$ –	$ 38,260,422
Money Market Mutual Funds	817,553	–	–	817,553
TOTAL	$ 39,077,975	$ –	$ –	$ 39,077,975

Westcore Mid-Cap Value Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 51,504,838	$ –	$ –	$ 51,504,838
Money Market Mutual Funds	511,934	–	–	511,934
TOTAL	$ 52,016,772	$ –	$ –	$ 52,016,772

Westcore Small-Cap Opportunity Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 38,562,036	$ –	$ –	$ 38,562,036
Money Market Mutual Funds	1,492,656	–	–	1,492,656
TOTAL	$ 40,054,692	$ –	$ –	$ 40,054,692

Westcore Small-Cap Value Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 274,278,665	$ –	$ –	$ 274,278,665
Money Market Mutual Funds	12,583,863	–	–	12,583,863
TOTAL	$ 286,862,528	$ –	$ –	$ 286,862,528

Westcore Micro-Cap Opportunity Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 1,792,171	$ –	$ –	$ 1,792,171
Money Market Mutual Funds	71,575	–	–	71,575
TOTAL	$ 1,863,746	$ –	$ –	$ 1,863,746

Westcore International Frontier Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 33,398,503	$ –	$ –	$ 33,398,503
Money Market Mutual Funds	852,455	–	–	852,455
TOTAL	$ 34,250,958	$ –	$ –	$ 34,250,958

Westcore Flexible Income Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 230,560	$ –	$ –	$ 230,560
Convertible Preferred Stocks	1,180,503	–	–	1,180,503
Nonconvertible Preferred Stocks	2,288,315	480,626	997,500	3,766,441
Corporate Bonds	–	56,565,565	2,606,344	59,171,909
Asset-Backed Securities, Collateralized Debt Obligations & Commercial Mortgage- Backed Securities	–	4,113,184	1,494,048	5,607,232
Money Market Mutual Funds	2,933,047	–	–	2,933,047
TOTAL	$ 6,632,425	$ 61,159,375	$ 5,097,892	$ 72,889,692

Westcore Plus Bond Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Nonconvertible Preferred Stocks	1,480,292	1,850,656	2,593,500	5,924,448
Corporate Bonds	–	743,606,176	18,958,306	762,564,482
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage- Backed Securities, Residential Mortgage- Backed Securities & Agency Mortgage Backed Securities	–	515,998,396	15,657,445	531,655,841
U.S. Government & Agency Obligations	–	69,544,523	–	69,544,523
U.S. Treasury Bonds & Notes	166,114,523	–	–	166,114,523
Money Market Mutual Funds	2,772,568	–	–	2,772,568
TOTAL	$ 170,367,383	$ 1,330,999,751	$ 37,209,251	$ 1,538,576,385

Westcore Colorado Tax-Exempt Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bond	$ –	$ 106,543,329	$ –	$ 106,543,329
Money Market Mutual Funds	2,475,271	–	–	2,475,271
TOTAL	$ 2,475,271	$ 106,543,329	$ –	$ 109,018,600

*For detailed Industry descriptions, see the accompanying Statements of Investments

    All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2010. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

   The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Westcore Flexible Income Fund
Investments in Securities	Balance as of December 31, 2009	Realized gain	Change in unrealized appreciation	Net purchases/ (sales)	Transfers in and/or out of Level 3	Balance as of March 31, 2010
Nonconvertible Preferred Stocks	$ 801,000	$ -	$ 196,500	$ -	$ -	$ 997,500
Corporate Bonds	3,217,065	1,736	151,061	(763,518)	-	2,606,344
Asset-Backed Securities, Collateralized Debt Obligations & Commercial Mortgage- Backed Securities	474,599	-	9,045	1,010,404	-	1,494,048
TOTAL	$ 4,492,664	$ 1,736	$ 356,606	$ 246,886	$ -	$ 5,097,892

Westcore Plus Bond Fund
Investments in Securities	Balance as of December 31, 2009	Realized gain	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or out of Level 3	Balance as of March 31, 2010
Nonconvertible Preferred Stocks	$ 2,082,600	$ -	$ 510,900	$ -	$ -	$ 2,593,500
Corporate Bonds	21,022,358	4,480	832,086	(2,900,618)	-	18,958,306
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage- Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage Backed Securities	514,762	-	118,272	15,024,411	-	15,657,445
TOTAL	$ 23,619,720	$ 4,480	$1,461,258	$12,123,793	$ -	$ 37,209,251

   For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

    In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investments believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. These fair value measurements typically utilize significant unobservable inputs (Level 3). In these instances, Denver Investments typically seeks to find an alternative independent source, such as a broker/dealer that is reasonably knowledgeable of the security to provide a price quote, typically by developing “indicative” pricing models similar to the models used by the independent pricing service described above. In addition, Denver Investments personnel may develop their own pricing estimates using similar techniques and modeling as described above.

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may differ from the value determined upon sale of those investments.

Item 2 - Controls and Procedures.

(a)        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By: /s/ Todger Anderson
Todger Anderson
Principal Executive Officer and President

Date: May 28, 2010

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Todger Anderson
Todger Anderson
Principal Executive Officer and President

Date: May 28, 2010

By: /s/ Jasper R. Frontz
Jasper R. Frontz
Principal Financial Officer and Treasurer

Date: May 28, 2010